As filed with the Securities and Exchange Commission on January 27, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments Dividend Growth Fund
(Unaudited) 11/30/16

	Number of Shares	Value† (000's)
Common Stocks (93.8%)

Aerospace & Defense (3.8%)
General Dynamics Corp.	2,775	$487
Raytheon Co.	2,550	381
		868
Air Freight & Logistics (1.5%)
United Parcel Service, Inc. Class B	2,850	330

Banks (9.7%)
Citigroup, Inc.	8,950	505
Citizens Financial Group, Inc.	18,600	623
First Hawaiian, Inc.	4,900	147
JPMorgan Chase & Co.	6,550	525
PNC Financial Services Group, Inc.	3,600	398
		2,198
Building Products (1.3%)
Johnson Controls International PLC	6,589	296

Communications Equipment (3.1%)
Cisco Systems, Inc.	13,150	392
Motorola Solutions, Inc.	3,900	313
		705
Consumer Finance (2.0%)
Synchrony Financial	13,175	455

Containers & Packaging (1.9%)
Packaging Corp. of America	5,100	432

Diversified Telecommunication Services (1.4%)
Frontier Communications Corp.	85,000	310

Electric Utilities (1.4%)
Exelon Corp.	9,850	320

Electrical Equipment (1.7%)
Hubbell, Inc.	3,500	393

Electronic Equipment, Instruments & Components (3.4%)
CDW Corp.	6,750	346
TE Connectivity Ltd.	6,400	433
		779
Energy Equipment & Services (1.4%)
Schlumberger Ltd.	3,625	305

Food Products (6.2%)
Bunge Ltd.	7,150	488
Conagra Brands, Inc.	6,400	235
Lamb Weston Holdings, Inc. *	2,133	71
Mondelez International, Inc. Class A	7,750	320
Pinnacle Foods, Inc.	5,850	290
		1,404
Health Care Providers & Services (1.5%)
Express Scripts Holding Co. *	4,500	342

Hotels, Restaurants & Leisure (1.9%)
Carnival Corp.	8,500	437

Household Products (1.6%)
Procter & Gamble Co.	4,450	367

Insurance (4.0%)
Chubb Ltd.	2,850	365
MetLife, Inc.	9,600	528
		893
IT Services (4.1%)
Automatic Data Processing, Inc.	4,475	430
Leidos Holdings, Inc.	9,800	502
		932
Machinery (1.2%)
Kennametal Inc.	8,000	276

Media (2.8%)
Comcast Corp. Class A	4,750	330
Omnicom Group, Inc.	3,600	313
		643
Metals & Mining (5.5%)
Lundin Mining Corp. *	85,350	419
Newmont Mining Corp.	11,400	370
Royal Gold, Inc.	6,500	452
		1,241
Oil, Gas & Consumable Fuels (8.8%)
Devon Energy Corp.	12,200	590
EOG Resources, Inc.	5,250	538
Noble Energy, Inc.	7,000	267
Occidental Petroleum Corp.	3,150	225
Suncor Energy, Inc.	11,250	358
		1,978
Pharmaceuticals (3.9%)
Bristol-Myers Squibb Co.	3,850	217
Eli Lilly & Co.	2,550	171
Teva Pharmaceutical Industries Ltd. ADR	13,250	500
		888
Real Estate Investment Trusts (1.3%)
American Tower Corp.	2,800	286

Road & Rail (2.1%)
CSX Corp.	13,350	478

Semiconductors & Semiconductor Equipment (6.1%)
Applied Materials, Inc.	14,150	455
Maxim Integrated Products, Inc.	11,200	440
NXP Semiconductors NV *	4,900	486
		1,381
Software (3.5%)
Microsoft Corp.	8,050	485
Oracle Corp.	7,400	298
		783
Specialty Retail (1.5%)
Williams-Sonoma, Inc.	6,200	340

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	3,875	428

Textiles, Apparel & Luxury Goods (1.8%)
Coach, Inc.	10,850	395

Tobacco (1.5%)
Philip Morris International, Inc.	3,950	349

Total Common Stocks (Cost $18,296)		21,232

Short-Term Investment (5.8%)

Investment Company (5.8%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.25% (a) (Cost $1,306)	1,306,067	1,306

Total Investments## (99.6%) (Cost $19,602)		22,538
Other Assets Less Liabilities (0.4%)		85

Net Assets (100.0%)		$22,623

*	Non-income producing security.
(a)	Represents 7-day effective yield as of 11/30/2016.

See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$21,232	$—	$—	$21,232
Short-Term Investment	—	1,306	—	1,306
Total Investments	$21,232	$1,306	$—	$22,538

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
As of the period ended November 30, 2016, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) 11/30/16

	Number of Shares	Value† (000's)
Common Stocks (93.9%)

Brazil (7.1%)
AMBEV SA ADR	1,205,900	$6,018
BB Seguridade Participacoes SA	539,200	4,510
Cielo SA	467,408	4,107
Energisa SA	393,500	2,296
FPC Par Corretora de Seguros SA	534,100	2,108
Itau Unibanco Holding SA, Preference Shares	874,467	9,158
Kroton Educacional SA	842,600	3,600
		31,797
Chile (1.1%)
SACI Falabella	614,445	4,827

China (22.6%)
Alibaba Group Holding Ltd. ADR *	45,900	4,316
Baidu, Inc. ADR *	42,600	7,112
Beijing Enterprises Holdings Ltd.	774,400	3,574
Changyou.com Ltd. ADR *	167,700	4,047
China Everbright International Ltd.	5,946,900	7,207
China Medical System Holdings Ltd.	2,756,800	4,599
China Mobile Ltd.	831,000	9,069
China State Construction International Holdings Ltd.	3,025,400	4,891
China Vanke Co. Ltd., H Shares	1,310,423	4,021
CNOOC Ltd.	2,612,400	3,294
Haier Electronics Group Co. Ltd.	2,874,800	4,796
Hua Hong Semiconductor Ltd. (a)	382,400	441
Industrial & Commercial Bank of China Ltd., H Shares	14,948,400	9,154
PICC Property & Casualty Co. Ltd., H Shares	2,363,200	3,961
Ping An Insurance Group Co. of China Ltd., H Shares	1,136,900	6,288
Sunny Optical Technology Group Co. Ltd.	1,570,000	7,904
Tencent Holdings Ltd.	671,300	16,764
		101,438
Czech Republic (0.8%)
Komercni Banka A/S	111,450	3,686

Hong Kong (2.2%)
AIA Group Ltd.	714,000	4,354
Galaxy Entertainment Group Ltd.	915,400	4,543
Sino Biopharmaceutical Ltd.	1,674,900	1,149
		10,046
India (10.8%)
Cairn India Ltd.	1,201,575	4,410
Cummins India Ltd.	378,798	4,365
Dabur India Ltd.	1,205,309	5,015
Dewan Housing Finance Corp. Ltd.	832,216	3,111
Glenmark Pharmaceuticals Ltd.	285,185	3,650
HDFC Bank Ltd. ADR	58,300	3,761
Hindustan Unilever Ltd.	163,385	2,015
Housing Development Finance Corp. Ltd.	225,670	4,171
L&T Technology Services Ltd. (a)	91,450	1,144
Maruti Suzuki India Ltd.	27,375	2,106
Parag Milk Foods Ltd. *(a)	589,655	2,327
PNB Housing Finance Ltd. *(b)(c)	216,923	2,859
Power Grid Corp. of India Ltd.	1,946,066	5,435
Prestige Estates Projects Ltd.	869,855	1,944
SH Kelkar & Co. Ltd. (a)	523,030	2,269
		48,582
Indonesia (3.4%)
PT AKR Corporindo Tbk	3,548,400	1,748
PT Bank Negara Indonesia Persero Tbk	11,067,500	4,226
PT Gudang Garam Tbk	812,500	3,897
PT Matahari Department Store Tbk	2,886,300	3,067
PT Sumber Alfaria Trijaya Tbk	53,085,000	2,154
		15,092
Jordan (0.5%)
Hikma Pharmaceuticals PLC	110,630	2,354

Korea (13.7%)
Amorepacific Corp.	4,700	1,319
Com2uS Corp. *	38,700	2,794
Coway Co. Ltd.	97,975	7,082
Hyundai Motor Co.	49,875	5,674
LG Chem Ltd.	28,100	5,444
NAVER Corp.	8,040	5,488
Orion Corp.	7,920	4,607
Samsung Electronics Co. Ltd.	12,205	18,229
SFA Engineering Corp.	74,397	3,780
SK Hynix, Inc.	199,265	7,312
		61,729
Malaysia (0.6%)
Inari Amertron Bhd	3,530,625	2,696

Mexico (5.0%)
Corp. Inmobiliaria Vesta SAB de CV	2,397,000	2,862
Fomento Economico Mexicano SAB de CV	504,800	3,951
Grupo Financiero Banorte SAB de CV, O Shares	695,900	3,337
Grupo GICSA SA de CV *	2,746,100	1,415
Grupo Mexico SAB de CV Series B	1,681,500	4,606
Infraestructura Energetica Nova SAB de CV	874,100	3,805
Unifin Financiera SAPI de CV	921,500	2,230
		22,206
Peru (0.8%)
Credicorp Ltd.	23,100	3,620

Philippines (3.3%)
Ayala Corp.	256,980	3,757
Metropolitan Bank & Trust Co.	2,594,100	3,909
Pilipinas Shell Petroleum Corp. *	1,910,230	2,574
SM Investments Corp.	170,980	2,147
Universal Robina Corp.	730,510	2,495
		14,882
Russia (4.4%)
LUKOIL PJSC ADR	80,740	3,973
LUKOIL PJSC ADR	78,985	3,870
Magnit PJSC (b)	27,040	4,428
X5 Retail Group NV GDR *	255,015	7,651
		19,922
South Africa (5.8%)
Alexander Forbes Group Holdings Ltd.	4,565,990	2,079
Bid Corp. Ltd.	231,524	4,055
FirstRand Ltd.	1,436,915	5,155
JSE Ltd.	211,700	2,378
Life Healthcare Group Holdings Ltd.	1,564,625	3,450
Naspers Ltd., N Shares	45,525	6,645
Sasol Ltd.	88,800	2,393
		26,155
Taiwan, Province of China (9.2%)
Accton Technology Corp.	2,752,400	3,756
Advanced Ceramic X Corp.	358,200	2,663
Delta Electronics, Inc.	937,200	4,705
Elite Material Co. Ltd.	473,000	1,244
eMemory Technology, Inc.	315,200	3,115
Hu Lane Associate, Inc.	531,900	2,370
Kingpak Technology, Inc.	402,048	2,182
MediaTek, Inc.	524,200	3,643
Parade Technologies Ltd.	414,200	4,373
Taiwan Semiconductor Manufacturing Co. Ltd.	2,343,739	13,457
		41,508
Thailand (1.2%)
Bangkok Dusit Medical Services PCL (b)	4,122,500	2,692
CP ALL PCL (b)	1,578,300	2,665
		5,357
Turkey (1.4%)
Tofas Turk Otomobil Fabrikasi A/S	497,185	3,103
Ulker Biskuvi Sanayi A/S	609,585	3,060
		6,163
Total Common Stocks (Cost $393,361)		422,060

Short-Term Investment (4.9%)

Investment Company (4.9%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.25% (d) (Cost $22,079)	22,078,690	22,079

Total Investments## (98.8%) (Cost $415,440)		444,139
Other Assets Less Liabilities (1.2%)		5,410

Net Assets (100.0%)		$449,549

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 11/30/2016, these securities amounted to approximately $6,181,000 or 1.4% of net assets for the Fund. Securities denoted with (a) but without (c) have been deemed by the investment manager to be liquid.

(b)
Security fair valued as of 11/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 11/30/2016, amounted to approximately $12,644,000, which represents approximately 2.8% of net assets of the Fund.

(c)	Illiquid security.
(d)	Represents 7-day effective yield as of 11/30/2016.

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY
EMERGING MARKETS EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Banks	$40,851	9.0%
Internet Software & Services	33,679	7.5%
Semiconductors & Semiconductor Equipment	32,341	7.2%
Electronic Equipment, Instruments & Components	22,511	5.0%
Insurance	21,221	4.7%
Food & Staples Retailing	20,953	4.7%
Technology Hardware, Storage & Peripherals	18,229	4.1%
Oil, Gas & Consumable Fuels	18,121	4.0%
Food Products	12,489	2.8%
Household Durables	11,878	2.6%
Pharmaceuticals	11,752	2.6%
Diversified Financial Services	10,991	2.4%
Automobiles	10,883	2.4%
Real Estate Management & Development	10,242	2.3%
Thrifts & Mortgage Finance	10,141	2.3%
Chemicals	10,106	2.3%
Beverages	9,969	2.2%
Wireless Telecommunication Services	9,069	2.0%
Multiline Retail	7,894	1.8%
Electric Utilities	7,731	1.7%
Commercial Services & Supplies	7,207	1.6%
Software	6,841	1.5%
Media	6,645	1.5%
Communications Equipment	6,419	1.4%
Personal Products	6,334	1.4%
Health Care Providers & Services	6,142	1.4%
Industrial Conglomerates	5,721	1.3%
Construction & Engineering	4,891	1.1%
Metals & Mining	4,606	1.0%
Hotels, Restaurants & Leisure	4,544	1.0%
Machinery	4,365	1.0%
IT Services	4,107	0.9%
Tobacco	3,897	0.9%
Gas Utilities	3,805	0.8%
Diversified Consumer Services	3,600	0.8%
Capital Markets	2,378	0.5%
Auto Components	2,370	0.5%
Consumer Finance	2,230	0.5%
Household Products	2,015	0.5%
Trading Companies & Distributors	1,748	0.4%
Professional Services	1,144	0.3%
Short-Term Investment and Other Assets-Net	27,489	6.1%
	$449,549	100.0%

See Notes to Schedule of Investments

Schedule of Investments  Emerging Markets Equity Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
India	$45,723	$2,859	$—	$48,582
Philippines	2,574	12,308	—	14,882
Russia	15,494	4,428	—	19,922
Thailand	—	5,357	—	5,357
Other Common Stocks(a)	333,317	—	—	333,317
Total Common Stocks	397,108	24,952	—	422,060
Short-Term Investment	—	22,079	—	22,079
Total Investments	$397,108	$47,031	$—	$444,139

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
As of the period ended November 30, 2016, certain securities were transferred from one level (as of August 31, 2016) to another. Based on beginning of period market values as of September 1, 2016, approximately $13,420,000 was transferred from Level 1 to Level 2. Interactive Data Pricing and Reference Data LLC provided adjusted prices for these securities as of November 30, 2016, as stated in the description of the valuation methods of foreign equity securities in footnote † of the Notes to Schedule of Investments.  In addition, approximately $5,627,000 was transferred from Level 2 to Level 1 due to active market activity on recognized exchanges as of November 30, 2016.  These securities had been categorized as Level 2 as of August 31, 2016, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund
(Unaudited) 11/30/16

	Number of Shares	Value† (000's)
Common Stocks (91.4%)

Aerospace & Defense (2.1%)
Lockheed Martin Corp.	134,030	$35,552

Air Freight & Logistics (1.4%)
United Parcel Service, Inc. Class B	206,100	23,891

Banks (7.6%)
First Hawaiian, Inc.	413,700	12,407
JPMorgan Chase & Co. (a)	659,000	52,832
PNC Financial Services Group, Inc.	189,700	20,969
Umpqua Holdings Corp.	2,219,700	39,444
		125,652
Beverages (1.1%)
Anheuser-Busch InBev NV ADR	170,000	17,556

Chemicals (1.6%)
Agrium, Inc.	260,300	26,251

Communications Equipment (1.9%)
Cisco Systems, Inc. (a)(b)	1,044,800	31,156

Containers & Packaging (1.8%)
International Paper Co. (a)	597,000	29,086

Diversified Telecommunication Services (1.0%)
AT&T, Inc.	433,500	16,746

Electric Utilities (5.8%)
Edison International (a)	412,500	28,368
Exelon Corp.	954,000	31,015
NextEra Energy, Inc.	315,200	36,005
		95,388
Energy Equipment & Services (2.9%)
Helmerich & Payne, Inc.	513,700	38,862
Schlumberger Ltd.	101,300	8,514
		47,376
Food Products (1.6%)
Conagra Brands, Inc. (a)	731,000	26,820

Household Products (2.1%)
Procter & Gamble Co. (a)	418,400	34,501

Industrial Conglomerates (4.1%)
General Electric Co.	869,100	26,734
Koninklijke Philips NV	620,400	17,845
Siemens AG	198,000	22,370
		66,949
Insurance (2.6%)
MetLife, Inc.	772,700	42,506

IT Services (2.2%)
Leidos Holdings, Inc.	381,507	19,533
Paychex, Inc.	284,700	16,783
		36,316
Media (2.7%)
Regal Entertainment Group Class A	1,934,500	44,319

Multi-Utilities (6.7%)
Ameren Corp. (a)	670,300	32,925
Black Hills Corp.	297,300	17,466
DTE Energy Co. (a)	360,100	33,522
WEC Energy Group, Inc.	488,800	27,378
		111,291
Oil, Gas & Consumable Fuels (5.8%)
Exxon Mobil Corp.	298,500	26,059
Occidental Petroleum Corp.	235,100	16,777
Suncor Energy, Inc.	1,335,300	42,543
Williams Cos., Inc.	360,000	11,052
		96,431
Pharmaceuticals (4.1%)
Bristol-Myers Squibb Co.	289,000	16,311
Eli Lilly & Co.	210,200	14,108
GlaxoSmithKline PLC ADR	192,000	7,256
Johnson & Johnson	269,100	29,951
		67,626
Real Estate Investment Trusts (16.9%)
Blackstone Mortgage Trust, Inc. Class A	789,900	23,760
Crown Castle International Corp.	417,200	34,820
DCT Industrial Trust, Inc.	476,200	21,881
Douglas Emmett, Inc.	742,600	27,246
EPR Properties	380,000	26,425
Equinix, Inc. (a)	66,700	22,595
Host Hotels & Resorts, Inc.	940,000	16,713
Iron Mountain, Inc.	280,300	9,250
Prologis, Inc. (a)	742,000	37,768
Starwood Property Trust, Inc.	1,181,000	26,537
Weyerhaeuser Co.	1,065,100	32,837
		279,832
Road & Rail (3.3%)
CSX Corp.	520,000	18,621
Union Pacific Corp.	355,300	36,003
		54,624
Semiconductors & Semiconductor Equipment (4.8%)
Linear Technology Corp. (a)	148,200	9,267
Maxim Integrated Products, Inc.	810,400	31,824
QUALCOMM, Inc. (a)	525,300	35,789
Texas Instruments, Inc. (a)	25,000	1,848
		78,728
Software (2.2%)
Microsoft Corp. (a)	606,000	36,518
Specialty Retail (2.9%)
Best Buy Co., Inc.	641,000	29,294
Williams-Sonoma, Inc.	330,826	18,122
		47,416
Technology Hardware, Storage & Peripherals (1.7%)
Western Digital Corp. (a)	451,000	28,711

Transportation Infrastructure (0.5%)
Sydney Airport	1,704,000	7,902

Total Common Stocks (Cost $1,290,569)		1,509,144

Preferred Stocks (1.6%)

Oil, Gas & Consumable Fuels (1.2%)
El Paso Energy Capital Trust I, 4.75%	397,579	19,982

Pharmaceuticals (0.4%)
Allergan PLC, Ser. A, 5.50%	8,500	6,095
Total Preferred Stocks (Cost $23,620)		26,077
	Principal Amount
Convertible Bonds (6.1%)

Electronic Equipment, Instruments & Components (0.1%)
Knowles Corp., 3.25%, due 11/1/21 (c)	$ 2,050,000	2,324

Equity Real Estate Investment Trust (2.1%)
Extra Space Storage LP, 3.13%, due 10/1/35 (c)	33,260,000	34,840

Insurance (0.4%)
AmTrust Financial Services, Inc. 2.75%, due 12/15/44	8,255,000	6,759

Internet & Direct Marketing Retail (0.8%)
Priceline Group, Inc., 0.90%, due 9/15/21	12,900,000	13,843

Internet Software & Services (2.2%)
LinkedIn Corp., 0.50%, due 11/1/19	8,600,000	8,573
SINA Corp., 1.00%, due 12/1/18	12,150,000	12,089
Twitter, Inc., 1.00.%, due 9/15/21	4,710,000	4,360
WebMD Health Corp., 2.63%, due 6/15/23 (c)	11,240,000	10,966
		35,988
Media (0.2%)
Live Nation Entertainment, Inc., 2.50%, due 5/15/19	3,260,000	3,511

Software (0.3%)
Verint Systems, Inc., 1.50%, due 6/1/21	4,360,000	4,164
Total Convertible Bonds (Cost $96,882)		101,429
	Number of Shares
Short-Term Investment (2.2%)

Investment Company (2.2%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.25% (b)(d) (Cost $36,721)	36,721,461	36,721

Total Investments## (101.3%) (Cost $1,447,792)		1,673,371
Other Assets Less Liabilities(e) [(1.3%)]		(22,072)

Net Assets (100.0%)		$1,651,299

(a)	All or a portion of the security is pledged as collateral for options written.
(b)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $63,109,000.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 11/30/2016, these securities amounted to approximately $48,130,000 or 2.9% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(d)	Represents 7-day effective yield as of 11/30/2016.
(e)	Includes the impact of the Fund's open positions in derivatives at 11/30/2016.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund
(Unaudited) (cont'd)

Derivative Instruments
 Written option contracts (“options written”)

At November 30 2016, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Best Buy Co, Inc., Call	250	$45	3/17/2017	$(94,375)
Best Buy Co, Inc., Call	250	47	6/16/2017	(101,250)
Cisco Systems, Inc., Call	392	32	1/20/2017	(2,156)
JPMorgan Chase & Co., Call	250	72.5	3/17/2017	(219,375)
JPMorgan Chase & Co., Call	250	75	6/16/2017	(203,750)
Leidos Holdings, Inc., Call	250	55	5/19/2017	(48,750)
Leidos Holdings, Inc., Call	250	60	5/19/2017	(19,375)
Microsoft Corp., Call	250	62.5	1/20/2017	(17,875)
Microsoft Corp., Call	250	65	4/21/2017	(34,750)
Microsoft Corp., Call	250	67.5	6/16/2017	(29,125)
PNC Financial Services Group, Inc., Call	250	105	5/19/2017	(238,750)
Prologis, Inc., Call	250	55	2/17/2017	(15,000)
QUALCOMM, Inc., Call	250	70	3/17/2017	(66,375)
QUALCOMM, Inc., Call	250	72.5	4/21/2017	(57,875)
QUALCOMM, Inc., Call	250	75	6/16/2017	(53,375)
Suncor Energy, Inc., Call	250	33	3/17/2017	(33,375)
Texas Instruments, Inc., Call	250	67.5	1/20/2017	(179,375)
Western Digital Corp., Call	200	62.5	1/20/2017	(77,500)
Western Digital Corp., Call	200	65	1/20/2017	(52,600)
Total (premium received: $547,215)				$(1,545,006)

At November 30, 2016 the Fund had pledged securities in the amount of $42,020,492 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments  Equity Income Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,509,144	$—	$—	$1,509,144
Preferred Stocks(a)	26,077	—	—	26,077
Convertible Bonds(a)	—	101,429	—	101,429
Short-Term Investment	—	36,721	—	36,721
Total Investments	$1,535,221	$138,150	$—	$1,673,371

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
As of the period ended November 30, 2016, no securities were transferred from one level (as of August 31, 2016) to another.
The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of November 30, 2016:
Other Financial Instruments (000’s omitted)	Level 1	Level 2	Level 3	Total
Options written
Liabilities	$(1,545)	$—	$—	$(1,545)
Total	$(1,545)	$—	$—	$(1,545)

See Notes to Schedule of Investments

Schedule of Investments Focus Fund
(Unaudited) 11/30/16

Number of Shares		Value† (000's)
Common Stocks (96.1%)

Aerospace & Defense (2.0%)
General Dynamics Corp.	78,000	$13,677

Banks (7.0%)
JPMorgan Chase & Co.	505,600	40,534
PNC Financial Services Group, Inc.	74,000	8,180
		48,714
Building Products (3.7%)
Johnson Controls International PLC	578,000	25,998

Capital Markets (2.9%)
Intercontinental Exchange, Inc.	370,000	20,498

Chemicals (1.2%)
WR Grace & Co.	127,000	8,288

Communications Equipment (2.6%)
Motorola Solutions, Inc.	225,000	18,056

Containers & Packaging (0.8%)
Silgan Holdings, Inc.	117,000	5,793

Food & Staples Retailing (4.0%)
US Foods Holding Corp. *	230,800	5,276
Wal-Mart Stores, Inc. (a)	320,000	22,538
		27,814
Food Products (1.3%)
Blue Buffalo Pet Products, Inc. *(b)	400,000	9,372

Health Care Providers & Services (2.2%)
Centene Corp. *	270,000	15,560

Household Durables (3.0%)
Whirlpool Corp.	128,000	20,792

Household Products (2.7%)
Energizer Holdings, Inc.	318,000	14,269
Procter & Gamble Co. (b)	59,000	4,865
		19,134
Independent Power and Renewable Electricity Producers (2.0%)
Calpine Corp. *	1,280,000	14,272

Insurance (7.4%)
Chubb Ltd.	192,000	24,576
Willis Towers Watson PLC	217,000	26,988
		51,564
Internet & Catalog Retail (2.2%)
Amazon.com, Inc. *(b)	7,000	5,254
Liberty Interactive Corp. QVC Group Class A *	500,000	10,355
		15,609
Internet Software & Services (4.1%)
Alphabet, Inc. Class A *	18,500	14,354
Alphabet, Inc. Class C *	18,500	14,024
		28,378
IT Services (1.7%)
Leidos Holdings, Inc.	230,000	11,776

Life Sciences Tools & Services (2.7%)
Quintiles IMS Holdings, Inc. *	247,680	19,029

Media (1.2%)
Comcast Corp. Class A	118,000	8,202

Metals & Mining (1.5%)
Agnico-Eagle Mines Ltd.	127,000	5,214
Steel Dynamics, Inc.	140,000	4,967
		10,181
Oil, Gas & Consumable Fuels (8.6%)
EOG Resources, Inc.	211,000	21,632
Extraction Oil & Gas, Inc. *	277,200	6,522
Phillips 66	182,000	15,121
Range Resources Corp.	234,000	8,232
Rice Energy, Inc. *	355,000	8,644
		60,151
Personal Products (1.2%)
Estee Lauder Cos., Inc. Class A	112,000	8,702

Pharmaceuticals (8.0%)
Allergan PLC *(b)	126,000	24,482
Eli Lilly & Co.	208,000	13,961
Teva Pharmaceutical Industries Ltd. ADR (b)	467,000	17,606
		56,049
Professional Services (1.4%)
IHS Markit Ltd. *	270,000	9,704

Road & Rail (2.8%)
Avis Budget Group, Inc. *(b)	517,000	19,796

Semiconductors & Semiconductor Equipment (2.0%)
ASML Holding NV	135,000	13,922

Software (5.9%)
Activision Blizzard, Inc.	325,000	11,898
Oracle Corp.	370,000	14,871
Symantec Corp.	580,000	14,146
		40,915
Technology Hardware, Storage & Peripherals (2.5%)
Western Digital Corp. (a)	270,781	17,238

Tobacco (1.8%)
British American Tobacco PLC ADR	118,000	12,867

Wireless Telecommunication Services (5.7%)
T-Mobile US, Inc. *	740,000	40,115

Total Common Stocks (Cost $607,033)		672,166

	Contracts
Options Purchased (0.1%)

Call Options (0.0%)

Household Durables (0.0%)
Whirlpool Corp. Call, expiring 12/16/2016 @ 160	250	114

Put Options (0.1%)

Pharmaceuticals (0.1%)
Eli Lilly & Co. Put, expiring 1/20/2017 @ 70	900	347

Total Options Purchased (Cost $237)		461

	Number of Shares
Short-Term Investment (3.8%)

Investment Company (3.8%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.28% (a)(c) (Cost $26,818)	26,817,567	26,818

Total Investments## (100.0%) (Cost $634,088)		699,445

Other Assets Less Liabilities [(0.0%)](d)		(11)

Net Assets (100.0%)		$699,434

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $61,731,000.
(b)	All or a portion of the security is pledged as collateral for options written.
(c)	Represents 7-day effective yield as of 11/30/2016.
(d)	Includes the impact of the Fund's open positions in derivatives at 11/30/2016.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund
(Unaudited) (cont'd)

Derivative Instruments
 Written option contracts (“options written”)

At November 30, 2016, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Avis Budget Group, Inc., Call	300	$42	12/16/2016	$(9,750)
Centene Corp,. Put	100	47.5	3/17/2017	(13,000)
Eli Lilly & Co., Put	900	57.5	1/20/2017	(16,200)
Procter & Gamble Co., Put	300	70	1/20/2017	(5,700)
Teva Pharmaceutical Industries Ltd., Put	200	35	12/16/2016	(4,300)
Teva Pharmaceutical Industries Ltd., Put	150	37.5	12/16/2016	(14,775)
Whirlpool Corp., Put	250	140	12/16/2016	(3,750)
Total (premium received: $228,552)				$(67,475)

At November 30, 2016 the Fund had pledged securities in the amount of $18,608,410 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$672,166	$—	$—	$672,166
Options Purchased(a)	461	—	—	461
Short-Term Investment	—	26,818	—	26,818
Total Investments	$672,627	$26,818	$—	$699,445

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of November 30, 2016:
Other Financial Instruments (000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Options written
Liabilities	$(67)	$—	$—	$(67)
Total	$(67)	$—	$—	$(67)

(b)    The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 9/1/2016		Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases		Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2016	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2016
Other Financial Instruments:
Options Written(d)	$(0)	(c)	$—	$30	$(30)	$0	(c)	$—	$—	$—	$—	$—
Total	$(0)		$—	$30	$(30)	$0		$—	$—	$—	$—	$—

(c)	Amount less than one thousand.
(d)
At the beginning of the period, the Fund’s Level 3 investments were valued based on using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. The Fund held no Level 3 investments at November 30, 2016.

As of the period ended November 30, 2016, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund
(Unaudited) 11/30/16

	Number of Shares	Value† (000's)
Common Stocks (98.5%)

Aerospace & Defense (0.4%)
Astronics Corp. *(a)	1,238,494	$45,725

Air Freight & Logistics (0.6%)
Forward Air Corp.	1,403,301	67,892

Airlines (0.6%)
Allegiant Travel Co.	388,600	63,497

Auto Components (1.6%)
Drew Industries, Inc.	1,105,769	116,216
Gentex Corp.	2,916,598	53,928
		170,144
Banks (11.7%)
Bank of Hawaii Corp. (a)	2,218,312	184,941
Bank of the Ozarks, Inc.	2,724,300	132,183
BankUnited, Inc.	2,629,730	93,171
BOK Financial Corp.	1,318,176	105,876
Columbia Banking System, Inc.	54,612	2,175
Community Bank System, Inc.	1,586,058	89,930
Cullen/Frost Bankers, Inc.	1,670,025	137,460
CVB Financial Corp. (a)	6,117,672	127,064
First Financial Bankshares, Inc.	3,045,047	131,089
First Hawaiian, Inc.	71,400	2,141
FNB Corp.	6,483,346	99,066
Glacier Bancorp, Inc.	32,200	1,104
LegacyTexas Financial Group, Inc.	2,253,018	88,453
PacWest Bancorp	1,690,251	86,625
		1,281,278
Beverages (0.1%)
MGP Ingredients, Inc.	201,256	9,519

Building Products (1.6%)
AAON, Inc.	2,479,610	81,579
AO Smith Corp.	1,907,096	92,742
		174,321
Capital Markets (2.3%)
Artisan Partners Asset Management, Inc. Class A	1,079,178	32,159
FactSet Research Systems, Inc.	533,200	85,403
MarketAxess Holdings, Inc.	780,351	129,359
OM Asset Management PLC	613,300	9,015
		255,936
Chemicals (4.2%)
Balchem Corp.	1,379,509	110,168
NewMarket Corp.	69,112	28,917
Quaker Chemical Corp.	389,660	49,580
RPM International, Inc.	1,066,544	56,431
Sensient Technologies Corp. (a)	2,764,245	215,860
		460,956
Commercial Services & Supplies (4.0%)
Healthcare Services Group, Inc.	3,033,781	118,166
Ritchie Bros. Auctioneers, Inc.	2,584,200	98,794
Rollins, Inc.	5,060,430	162,591
UniFirst Corp.	389,550	55,063
		434,614
Communications Equipment (1.2%)
NetScout Systems, Inc. *	4,080,684	127,317

Construction & Engineering (1.0%)
Valmont Industries, Inc.	740,704	110,291

Construction Materials (1.2%)
Eagle Materials, Inc.	1,402,400	136,313

Containers & Packaging (1.9%)
AptarGroup, Inc.	2,428,779	177,738
Silgan Holdings, Inc.	681,433	33,738
		211,476
Distributors (1.9%)
Pool Corp.	2,021,922	203,426

Electrical Equipment (0.5%)
AZZ, Inc.	796,445	51,849
Thermon Group Holdings, Inc. *	267,831	5,153
		57,002
Electronic Equipment, Instruments & Components (3.9%)
Badger Meter, Inc.	17,226	624
Cognex Corp.	1,507,254	89,998
Littelfuse, Inc.	1,108,811	161,654
Rogers Corp. *(a)	1,113,351	82,744
Zebra Technologies Corp. Class A *	1,108,724	87,645
		422,665
Energy Equipment & Services (0.8%)
Dril-Quip, Inc. *	257,300	14,550
Natural Gas Services Group, Inc. *	485,400	13,810
Oceaneering International, Inc.	493,328	13,147
Pason Systems, Inc. (b)	3,679,657	43,664
		85,171
Food & Staples Retailing (0.1%)
North West Co., Inc. (b)	468,600	8,739

Food Products (3.1%)
Blue Buffalo Pet Products, Inc. *	2,481,688	58,146
Cal-Maine Foods, Inc.	1,362,600	55,458
Calavo Growers, Inc.	779,953	42,078
Flowers Foods, Inc.	1,497,300	23,238
J & J Snack Foods Corp.	700,046	85,007
Lancaster Colony Corp.	594,356	80,541
		344,468
Health Care Equipment & Supplies (7.8%)
Abaxis, Inc.	1,022,200	52,735
Atrion Corp.	54,542	26,758
Cantel Medical Corp.	834,552	68,075
Dentsply Sirona, Inc.	2,161,118	125,734
Haemonetics Corp. *	1,196,238	47,407
IDEXX Laboratories, Inc. *	1,533,380	180,402
Natus Medical, Inc. *	969,013	38,615
Neogen Corp. *	379,200	23,996
Vascular Solutions, Inc. *	858,064	47,279
West Pharmaceutical Services, Inc.	2,976,758	241,564
		852,565
Health Care Providers & Services (3.3%)
Chemed Corp.	729,800	108,718
Henry Schein, Inc. *	821,740	122,407
Surgery Partners, Inc. *	1,227,400	18,104
Surgical Care Affiliates, Inc. *	1,217,861	51,211
U.S. Physical Therapy, Inc. (a)	862,300	55,187
		355,627
Hotels, Restaurants & Leisure (3.5%)
Brinker International, Inc.	1,387,700	73,701
Cheesecake Factory, Inc.	1,124,500	66,537
Cracker Barrel Old Country Store, Inc.	511,027	83,164
Papa John's International, Inc.	880,045	77,761
Texas Roadhouse, Inc.	1,767,900	82,897
		384,060
Household Products (2.8%)
Church & Dwight Co., Inc.	4,496,712	196,911
Energizer Holdings, Inc.	1,661,200	74,538
WD-40 Co.	272,200	29,370
		300,819
Industrial Conglomerates (0.3%)
Raven Industries, Inc.	1,329,751	33,310

Insurance (1.4%)
AMERISAFE, Inc.	608,800	38,689
RLI Corp.	1,760,514	105,701
Safety Insurance Group, Inc.	179,749	12,646
		157,036
Internet Software & Services (0.0%)
NIC, Inc.	43,200	1,084

IT Services (1.0%)
Jack Henry & Associates, Inc.	1,287,030	111,251

Leisure Products (0.4%)
Polaris Industries, Inc.	535,920	46,550

Life Sciences Tools & Services (2.9%)
Bio-Techne Corp.	1,145,461	120,686
ICON PLC *	2,036,000	154,003
PAREXEL International Corp. *	767,755	45,297
		319,986
Machinery (9.8%)
CLARCOR, Inc.	1,406,888	99,115
Donaldson Co., Inc.	1,168,400	47,390
Franklin Electric Co., Inc.	1,278,072	49,909
Graco, Inc.	691,717	56,188
Lindsay Corp. (a)	647,250	54,550
Middleby Corp. *	1,083,918	148,475
Nordson Corp.	1,135,708	121,214
RBC Bearings, Inc. *(a)	1,378,540	116,845
Tennant Co. (a)	933,402	70,099
Toro Co.	2,817,676	149,140
Wabtec Corp.	1,863,900	157,816
		1,070,741
Marine (0.4%)
Kirby Corp. *	651,600	41,344

Media (1.5%)
Gray Television, Inc. *(a)	3,968,350	40,080
Nexstar Broadcasting Group, Inc. Class A (a)	2,119,021	126,400
		166,480
Metals & Mining (0.5%)
Compass Minerals International, Inc.	692,273	53,686

Oil, Gas & Consumable Fuels (1.3%)
Diamondback Energy, Inc. *	291,001	31,385
Gulfport Energy Corp. *	1,099,671	28,251
Matador Resources Co. *	1,389,800	37,024
RSP Permian, Inc. *	929,100	41,484
		138,144
Paper & Forest Products (0.9%)
Stella-Jones, Inc. (b)	3,075,800	103,336

Pharmaceuticals (0.5%)
Heska Corp. *	99,500	6,578
Prestige Brands Holdings, Inc. *	1,076,600	51,214
		57,792
Professional Services (1.1%)
Exponent, Inc. (a)	1,906,770	115,646

Semiconductors & Semiconductor Equipment (1.8%)
MKS Instruments, Inc.	1,058,700	60,928
Power Integrations, Inc. (a)	2,070,800	139,365
		200,293
Software (9.7%)
Aspen Technology, Inc. *	2,473,600	130,680
Blackbaud, Inc.	133,200	8,362
Computer Modelling Group Ltd. (a)	4,505,200	29,086
Constellation Software, Inc.	291,042	135,794
Descartes Systems Group, Inc. *	2,398,150	53,119
Enghouse Systems Ltd. (b)	967,780	38,090
Fair Isaac Corp.	1,265,158	143,836
Manhattan Associates, Inc. *	2,943,128	154,220
Monotype Imaging Holdings, Inc. (a)	2,962,206	58,059
Nice Ltd. ADR	727,441	47,858
Progress Software Corp.	1,621,400	47,945
Qualys, Inc. *	1,189,200	39,482
Tyler Technologies, Inc. *	1,144,932	170,481
		1,057,012
Specialty Retail (3.0%)
Asbury Automotive Group, Inc. *	540,800	31,772
Hibbett Sports, Inc. *	883,269	35,552
Lithia Motors, Inc. Class A	890,900	81,874
Monro Muffler Brake, Inc.	910,200	54,430
Sally Beauty Holdings, Inc. *	1,593,293	41,728
Tractor Supply Co.	1,117,882	83,919
		329,275
Technology Hardware, Storage & Peripherals (0.5%)
Electronics For Imaging, Inc. *	1,248,670	54,342

Trading Companies & Distributors (1.4%)
Applied Industrial Technologies, Inc.	683,044	40,880
Watsco, Inc.	745,704	111,110
		151,990
Total Common Stocks (Cost $5,732,162)		10,773,119

Short-Term Investments (1.3%)

Investment Companies (1.3%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.25% (c)	56,781,144	56,781
State Street Institutional Treasury Plus Fund Premier Class, 0.26% (c)	88,762,717	88,763

Total Short-Term Investments (Cost $145,544)		145,544

Total Investments## (99.8%) (Cost $5,877,706)		10,918,663
Other Assets Less Liabilities (0.2%)		25,002

Net Assets (100.0%)		$10,943,665

*	Non-income producing security.
(a)	Affiliated company. (see Note § below).
(b)
Security fair valued as of 11/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 11/30/2016, amounted to approximately $193,829,000, which represents approximately 1.8% of net assets of the Fund.

(c)	Represents 7-day effective yield as of 11/30/2016.

See Notes to Schedule of Investments

Schedule of Investments  Genesis Fund
(Unaudited) (cont'd)
The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Energy Equipment & Services	$41,507	$43,664	$—	$85,171
Food & Staples Retailing	—	8,739	—	8,739
Paper & Forest Products	—	103,336	—	103,336
Software	1,018,922	38,090	—	1,057,012
Other Common Stocks(a)	9,518,861	—	—	9,518,861
Total Common Stocks	10,579,290	193,829		10,773,119
Short-Term Investments	—	145,544	—	145,544
Total Investments	$10,579,290	$339,373	$—	$10,918,663

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
As of the period ended November 30, 2016, certain securities were transferred from one level (as of August 31, 2016) to another. Based on beginning of period market values as of September 1, 2016, approximately $33,095,000 was transferred from Level 2 to Level 1 due to active market activity on recognized exchanges as of November 30, 2016. These securities had been categorized as Level 2 as of August 31, 2016, due to the use of methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities.
§ Investments in Affiliates(b):
	Balance of Shares Held August 31, 2016	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held November 30, 2016	Value November 30, 2016	Distributions from Investments in Affiliated Issuers	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Abaxis, Inc.(c)	1,161,900	—	139,700	1,022,200	$52,735,298	$143,364	$(498,126)
Astronics Corp.	1,050,865	190,529	2,900	1,238,494	45,725,198	—*	(52,726)
Bank of Hawaii Corp.	2,218,312	—	—	2,218,312	184,940,671	1,064,790	—
Computer Modelling Group Ltd.	4,651,700	—	146,500	4,505,200	29,085,571	357,644	(13,821)
CVB Financial Corp.	5,731,072	386,600	—	6,117,672	127,064,047	695,109	—
Exponent, Inc.	1,968,670	—	61,900	1,906,770	115,645,601	343,219	2,235,175
Gray Television, Inc.	4,097,350	—	129,000	3,968,350	40,080,335	—*	(1,007,429)
Hibbett Sports, Inc.(c)	1,132,969	—	249,700	883,269	35,551,577	—*	5,890,597
Lindsay Corp.	668,350	—	21,100	647,250	54,550,230	188,138	(221,664)
Monotype Imaging Holdings, Inc.	3,058,306	—	96,100	2,962,206	58,059,238	335,226	(838,725)
Nexstar Broadcasting Group, Inc. Class A	2,019,021	159,200	59,200	2,119,021	126,399,603	477,389	520,247
Power Integrations, Inc.	2,073,300	—	2,500	2,070,800	139,364,840	269,204	10,490
RBC Bearings, Inc.	1,347,240	35,700	4,400	1,378,540	116,845,050	—*	16,270
Rogers Corp.	1,149,551	—	36,200	1,113,351	82,744,246	—*	(571,807)
Sensient Technologies Corp.	2,824,245	—	60,000	2,764,245	215,859,892	834,824	1,728,269
Tennant Co.	963,802	—	30,400	933,402	70,098,490	196,014	(20,355)
U.S. Physical Therapy, Inc.	791,800	70,500	—	862,300	55,187,200	146,591	—
Total					$1,549,937,087	$5,051,512	$7,176,395

(b)	Affiliated issuers, as defined in the Investment Company Act of 1940, as amended.

(c)	At November 30, 2016, the issuers of these securities were no longer affiliated with the Fund.

*	Security did not produce income during the last twelve months.

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund
(Unaudited) 11/30/16

Number of Shares		Value† (000's)
Common Stocks (98.8%)

Australia (1.5%)
Insurance Australia Group Ltd.	15,290	$63

Canada (5.1%)
Alimentation Couche-Tard, Inc. Class B	1,525	70
Home Capital Group, Inc.	850	19
Kinaxis, Inc. *	710	33
Suncor Energy, Inc.	1,009	32
Waste Connections, Inc.	690	53
		207
China (3.5%)
Alibaba Group Holding Ltd. ADR *	625	59
Baidu, Inc. ADR *	305	51
Haier Electronics Group Co. Ltd.	20,800	34
		144
France (5.1%)
Air Liquide SA	296	30
BNP Paribas SA	680	39
Sodexo SA	550	60
Valeo SA	835	47
Virbac SA *	225	31
		207
Germany (3.2%)
Continental AG	255	46
Henkel AG & Co. KGaA, Preference Shares	485	56
SAP SE ADR	375	31
		133
Israel (3.5%)
Bezeq Israeli Telecommunication Corp. Ltd.	26,305	49
Check Point Software Technologies Ltd. *	710	58
Teva Pharmaceutical Industries Ltd. ADR	955	36
		143
Japan (3.4%)
Daikin Industries Ltd.	550	52
Sundrug Co. Ltd.	450	31
TOYOTA MOTOR Corp.	950	55
		138
Netherlands (5.5%)
AerCap Holdings NV *	1,305	56
ASML Holding NV	815	84
Intertrust NV (a)	1,670	29
NXP Semiconductors NV *	570	57
		226
Spain (0.5%)
Banco Bilbao Vizcaya Argentaria SA	3,173	20

Switzerland (8.2%)
Cie Financiere Richemont SA	620	41
Givaudan SA	31	55
Julius Baer Group Ltd. *	1,270	56
Roche Holding AG	231	52
SGS SA	26	52
Sonova Holding AG	330	40
TE Connectivity Ltd.	610	41
		337
United Kingdom (11.1%)
Aon PLC	565	65
Barclays PLC	14,228	38
Howden Joinery Group PLC	9,405	42
Prudential PLC	3,058	59
RELX PLC	1,900	33
Spectris PLC	1,629	42
St. James's Place PLC	3,619	43
TalkTalk Telecom Group PLC	12,520	25
Travis Perkins PLC	2,390	40
Virgin Money Holdings UK PLC	8,074	31
Worldpay Group PLC (a)	11,100	37
		455
United States (48.2%)
Activision Blizzard, Inc.	955	35
Alphabet, Inc. Class A *	45	35
Alphabet, Inc. Class C *	45	34
Amazon.com, Inc. *	98	73
Apple, Inc.	733	81
Biogen, Inc. *	95	28
BlackRock, Inc.	150	56
Blue Buffalo Pet Products, Inc. *	2,635	62
Cabot Oil & Gas Corp.	1,765	39
Cardinal Health, Inc.	920	65
CDW Corp.	1,085	56
Centene Corp. *	600	35
CVS Health Corp.	705	54
EOG Resources, Inc.	509	52
Estee Lauder Cos., Inc. Class A	520	40
Fidelity National Information Services, Inc.	800	62
First Republic Bank	600	49
Gilead Sciences, Inc.	405	30
Graco, Inc.	710	58
Henry Schein, Inc. *	450	67
Intercontinental Exchange, Inc.	1,085	60
JPMorgan Chase & Co.	760	61
Medtronic PLC	672	49
Milacron Holdings Corp. *	2,470	42
Mobileye NV *	1,035	38
Monsanto Co.	380	39
Nielsen Holdings PLC	1,305	56
Nordstrom, Inc.	545	30
Pioneer Natural Resources Co.	270	52
Range Resources Corp.	845	30
RPM International, Inc.	1,010	53
Samsonite International SA	9,650	30
Schlumberger Ltd.	490	41
Sealed Air Corp.	1,335	61
Sensata Technologies Holding NV *	1,650	62
Service Corp. International	1,035	28
T-Mobile US, Inc. *	1,050	57
VF Corp.	815	44
Visa, Inc. Class A	650	50
Wabtec Corp.	515	44
Western Digital Corp.	565	36
		1,974
Total Common Stocks (Cost $3,923)		4,047

Short-Term Investment (1.3%)

Investment Company (1.3%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.25% (b) (Cost $53)	53,182	53

Total Investments## (100.1%) (Cost $3,976)		4,100
Other Assets Less Liabilities [(0.1%)]		(4)

Net Assets (100.0%)		$4,096

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 11/30/2016, these securities amounted to approximately $66,000 or 1.6% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(b)	Represents 7-day effective yield as of 11/30/2016.

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY
GLOBAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Banks	$238	5.8%
Insurance	230	5.6%
Oil, Gas & Consumable Fuels	205	5.0%
Capital Markets	201	4.9%
Software	195	4.8%
Internet Software & Services	179	4.4%
Chemicals	177	4.3%
Health Care Providers & Services	167	4.1%
Food & Staples Retailing	155	3.8%
IT Services	149	3.6%
Machinery	144	3.5%
Professional Services	141	3.4%
Semiconductors & Semiconductor Equipment	141	3.4%
Electronic Equipment, Instruments & Components	139	3.4%
Trading Companies & Distributors	138	3.4%
Pharmaceuticals	119	2.9%
Technology Hardware, Storage & Peripherals	117	2.9%
Textiles, Apparel & Luxury Goods	115	2.8%
Auto Components	93	2.3%
Health Care Equipment & Supplies	89	2.2%
Diversified Telecommunication Services	74	1.8%
Internet & Catalog Retail	73	1.8%
Electrical Equipment	62	1.5%
Food Products	62	1.5%
Containers & Packaging	61	1.5%
Hotels, Restaurants & Leisure	60	1.5%
Biotechnology	58	1.4%
Wireless Telecommunication Services	57	1.4%
Household Products	56	1.4%
Automobiles	55	1.3%
Commercial Services & Supplies	53	1.3%
Building Products	52	1.3%
Energy Equipment & Services	41	1.0%
Personal Products	40	1.0%
Household Durables	34	0.8%
Multiline Retail	30	0.7%
Diversified Consumer Services	28	0.7%
Thrifts & Mortgage Finance	19	0.4%
Short-Term Investment and Other Assets-Net	49	1.2%
	$4,096	100.0%

See Notes to Schedule of Investments

Schedule of Investments  Global Equity Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$4,047	$—	$—	$4,047
Short-Term Investment	—	53	—	53
Total Investments	$4,047	$53	$—	$4,100

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended November 30, 2016, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund
(Unaudited) 11/30/16

	Number of Shares	Value† (000's)
Common Stocks (100.4%)

Australia (6.7%)
Goodman Group	7,279	$36
Investa Office Fund	10,241	33
Mirvac Group	22,121	34
Scentre Group	19,156	60
		163
Canada (3.3%)
Allied Properties Real Estate Investment Trust	866	22
Brookfield Asset Management, Inc. Class A	938	31
Canadian Apartment Properties REIT	1,214	28
		81
France (4.7%)
ICADE	677	47
Unibail-Rodamco SE	296	65
Unibail-Rodamco SE	11	3
		115
Germany (3.9%)
Deutsche Wohnen AG	1,812	56
Vonovia SE	1,166	37
		93
Hong Kong (8.1%)
Henderson Land Development Co. Ltd.	12,859	71
Hongkong Land Holdings Ltd.	4,943	32
Sun Hung Kai Properties Ltd.	7,230	94
		197
Japan (12.0%)
Industrial & Infrastructure Fund Investment Corp.	6	28
Kenedix Retail REIT Corp.	12	27
Mitsubishi Estate Co. Ltd.	3,064	62
Mitsui Fudosan Co. Ltd.	2,995	70
Mitsui Fudosan Logistics Park, Inc. *	6	16
Mori Hills REIT Investment Corp.	17	22
Nippon Building Fund, Inc.	7	39
Sumitomo Realty & Development Co. Ltd.	973	27
		291
Singapore (1.9%)
Ascendas Real Estate Investment Trust	14,095	23
CapitaLand Ltd.	11,058	24
		47
Sweden (1.7%)
Hufvudstaden AB, A Shares	2,627	40

United Kingdom (3.9%)
Land Securities Group PLC	1,955	24
Safestore Holdings PLC	4,750	20
Segro PLC	4,419	23
Shaftesbury PLC	2,384	28
		95
United States (54.2%)
American Homes 4 Rent Class A	1,561	33
Apartment Investment & Management Co. Class A	1,078	45
Boston Properties, Inc.	545	68
Colony Starwood Homes	814	25
Crown Castle International Corp.	614	51
Douglas Emmett, Inc.	673	25
Duke Realty Corp.	1,513	38
EPR Properties	338	24
Equinix, Inc.	165	56
Equity Lifestyle Properties, Inc.	446	31
Equity Residential	1,078	65
Essex Property Trust, Inc.	252	54
Federal Realty Investment Trust	324	45
General Growth Properties, Inc.	1,332	34
Healthcare Trust of America, Inc. Class A	1,143	32
Kilroy Realty Corp.	625	45
Kimco Realty Corp.	2,173	56
Kite Realty Group Trust	1,147	28
Marriott International, Inc. Class A	636	50
National Retail Properties, Inc.	1,151	49
Pennsylvania REIT	784	15
Prologis, Inc.	776	40
Public Storage	417	87
Simon Property Group, Inc.	527	95
SL Green Realty Corp.	479	50
Ventas, Inc.	928	56
Vornado Realty Trust	502	49
Welltower, Inc.	750	47
Weyerhaeuser Co.	787	24
		1,317
Total Common Stocks (Cost $2,567)		2,439

Short-Term Investment (0.4%)

Investment Company (0.4%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.28% (a) (Cost $8)	8,281	8

Total Investments## (100.8%) (Cost $2,575)		2,447
Other Assets Less Liabilities [(0.8%)]		(18)

Net Assets (100.0%)		$2,429

*	Non-income producing security.
(a)	Represents 7-day effective yield as of 11/30/2016.

See Notes to Schedule of Investments

POSITIONS BY SECTOR
GLOBAL REAL ESTATE FUND (UNAUDITED)

Sector	Investments at Value† (000's omitted)	Percentage of Net Assets
Industrial & Office REITs	$653	26.9%
Real Estate Holding & Development	544	22.4%
Retail REITs	505	20.8%
Residential REITs	315	13.0%
Specialty REITs	290	11.9%
Diversified REITs	82	3.4%
Hotel & Lodging REITs	50	2.0%
Short-Term Investment and Other Assets-Net	(10)	(0.4)%
	$2,429	100.0%

See Notes to Schedule of Investments

Schedule of Investments  Global Real Estate Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
United Kingdom	$67	$28	$—	$95
Other Common Stocks(a)	2,344	—	—	2,344
Total Common Stocks	2,411	28	—	2,439
Short-Term Investment	—	8	—	8
Total Investments	$2,411	$36	$—	$2,447

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Sector summary.

As of the period ended November 30, 2016, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund
(Unaudited) 11/30/16

Number of Shares		Value† (000's)
Common Stocks (78.1%)

Air Freight & Logistics (1.7%)
ZTO Express Cayman, Inc. ADR *	94,566	$1,431

Automobiles (3.4%)
Brilliance China Automotive Holdings Ltd.	1,638,000	2,293
Great Wall Motor Co. Ltd., H Shares	527,500	497
		2,790
Banks (15.0%)
Bank of China Ltd., H Shares	10,473,000	4,766
China Construction Bank Corp., H Shares	3,511,000	2,617
Industrial & Commercial Bank of China Ltd., H Shares	8,326,911	5,099
		12,482
Beverages (1.9%)
Kweichow Moutai Co. Ltd. Class A	34,636	1,605

Commercial Services & Supplies (2.9%)
China Everbright International Ltd.	1,997,000	2,420

Construction Materials (1.0%)
Anhui Conch Cement Co. Ltd. Class A	299,000	787

Independent Power and Renewable Electricity Producers (2.0%)
China Power International Development Ltd.	2,735,000	1,012
Huadian Fuxin Energy Corp. Ltd., H Shares	2,982,000	665
		1,677
Insurance (6.5%)
PICC Property & Casualty Co. Ltd., H Shares	1,998,000	3,348
Ping An Insurance Group Co. of China Ltd., H Shares	373,500	2,066
		5,414
Internet & Catalog Retail (2.4%)
JD.com, Inc. ADR *	73,815	1,983

Internet Software & Services (21.3%)
Alibaba Group Holding Ltd. ADR *	71,184	6,693
Baidu, Inc. ADR *	7,252	1,211
NetEase, Inc. ADR	9,703	2,174
Tencent Holdings Ltd.	304,600	7,606
		17,684
Machinery (0.4%)
Zhengzhou Yutong Bus Co. Ltd. Class A	59,131	181
Zhengzhou Yutong Bus Co. Ltd. Class A	59,436	182
		363
Pharmaceuticals (3.9%)
China Medical System Holdings Ltd.	563,000	939
CSPC Pharmaceutical Group Ltd.	2,158,000	2,318
		3,257
Real Estate Management & Development (5.4%)
China Overseas Land & Investment Ltd.	950,000	2,744
Poly Real Estate Group Co. Ltd. Class A	1,234,987	1,773
		4,517
Transportation Infrastructure (2.8%)
Shanghai International Airport Co. Ltd. Class A	572,378	2,277

Water Utilities (3.1%)
Beijing Enterprises Water Group Ltd.	3,522,000	2,547

Wireless Telecommunication Services (4.4%)
China Mobile Ltd.	334,500	3,651

Total Common Stocks (Cost $62,131)		64,885

Participatory Notes (18.0%)

Beverages (2.0%)
Kweichow Moutai Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 11/9/17 (a)	9,300	430
Kweichow Moutai Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 8/17/18 (a)	26,700	1,235
		1,665
Commercial Services & Supplies (2.1%)
Beijing Originwater Technology Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 7/16/18 (a)	234,486	612
Beijing Originwater Technology Co. Ltd., Class A (issuer UBS AG), Expiration Date 4/27/17 (a)	133,641	349
Beijing Originwater Technology Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 9/17/24 (a)	42,300	110
Beijing Originwater Technology Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 3/15/19 (a)	263,317	687
		1,758
Construction Materials (1.1%)
Anhui Conch Cement Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 10/24/18 (a)	338,600	890

Health Care Providers & Services (1.0%)
Huadong Medicine Co. Ltd., Class A (issuer UBS AG), Expiration Date 1/17/17 (a)	35,602	376
Huadong Medicine Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 6/26/23 (a)	43,941	465
		841
Household Durables (7.2%)
Midea Group Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 5/8/18 (a)	117,400	515
Midea Group Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 11/20/17 (a)	54,900	241
Midea Group Co. Ltd., Class A (issuer Credit Suisse AG), Expiration Date 6/29/20 (a)	99,900	438
Midea Group Co. Ltd., Class A (issuer BNP Paribas Arbitrage), Expiration Date 12/21/16 (a)	458,485	2,012
Midea Group Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 2/8/18 (a)	63,423	278
Midea Group Co. Ltd., Class A (issuer Goldman Sachs International), Expiration Date 3/7/17 (a)	235,855	1,035
Midea Group Co. Ltd., Class A (issuer UBS AG), Expiration Date 1/17/17 (a)	326,470	$1,433
		5,952
Internet Software & Services (2.2%)
Wangsu Science & Technology Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 9/2/18 (a)	21,700	191
Wangsu Science & Technology Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 2/8/18 (a)	191,224	1,680
		1,871
Machinery (2.1%)
Zhengzhou Yutong Bus Co. Ltd., Class A (issuer BNP Paribas Arbitrage), Expiration Date 1/5/17 (a)	399,658	1,219
Zhengzhou Yutong Bus Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 10/27/17 (a)	61,700	188
Zhengzhou Yutong Bus Co. Ltd., Class A (issuer UBS AG), Expiration Date 1/17/17 (a)	110,006	336
		1,743
Transportation Infrastructure (0.3%)
Shanghai International Airport Co. Ltd., Class A (issuer Macquarie Bank Ltd.), Expiration Date 10/30/17 (a)	61,189	243

Total Participatory Notes (Cost $13,413)		14,963

Short-Term Investment (0.5%)

Investment Company (0.5%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.28% (b) (Cost $389)	389,436	389

Total Investments## (96.6%) (Cost $75,933)		80,237
Other Assets Less Liabilities (3.4%)		2,839

Net Assets (100.0%)		$83,076

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the 1933 Act, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 11/30/2016, these securities amounted to approximately $14,963,000 or 18.0% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(b)	Represents 7-day effective yield as of 11/30/2016.

See Notes to Schedule of Investments

Schedule of Investments  Greater China Equity Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$64,885	$—	$—	$64,885
Participatory Notes(a)	14,963	—	—	14,963
Short-Term Investment	—	389	—	389
Total Investments	$79,848	$389	$—	$80,237

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
As of the period ended November 30, 2016, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited)  11/30/16

Number of Shares		Value† (000's)
Common Stocks (96.5%)

Aerospace & Defense (3.6%)
General Dynamics Corp.	165,255	$28,977
Raytheon Co.	75,000	11,216
		40,193
Airlines (2.2%)
Delta Air Lines, Inc. (a)	498,994	24,041

Banks (5.1%)
JPMorgan Chase & Co.	290,095	23,257
U.S. Bancorp	666,590	33,076
		56,333
Beverages (2.9%)
Anheuser-Busch InBev NV ADR	140,000	14,458
PepsiCo, Inc.	180,000	18,018
		32,476
Biotechnology (2.8%)
Celgene Corp. *	177,810	21,072
Gilead Sciences, Inc.	142,205	10,481
		31,553
Capital Markets (5.3%)
BlackRock, Inc.	38,500	14,276
Brookfield Asset Management, Inc. Class A	891,000	29,670
CME Group, Inc.	134,835	15,224
		59,170
Chemicals (3.1%)
Ashland Global Holdings, Inc.	218,625	24,639
Sherwin-Williams Co. (a)	38,000	10,209
		34,848
Commercial Services & Supplies (1.6%)
Stericycle, Inc. *	249,495	18,206

Consumer Finance (1.9%)
Synchrony Financial	602,505	20,823

Containers & Packaging (0.5%)
International Paper Co.	124,015	6,042

Diversified Telecommunication Services (1.7%)
SBA Communications Corp. Class A *(a)	196,960	19,491

Electric Utilities (2.6%)
Brookfield Infrastructure Partners LP	933,540	29,406

Electronic Equipment, Instruments & Components (2.2%)
CDW Corp.	472,545	24,213

Energy Equipment & Services (2.4%)
Schlumberger Ltd.	317,845	26,715

Food & Staples Retailing (7.0%)
Costco Wholesale Corp.	110,100	16,527
CVS Health Corp. (b)	352,000	27,065
Whole Foods Market, Inc. (a)	1,148,000	34,888
		78,480
Food Products (2.9%)
Conagra Brands, Inc. (a)	675,010	24,766
Lamb Weston Holdings, Inc. *	219,666	7,355
		32,121
Health Care Equipment & Supplies (2.5%)
Dentsply Sirona, Inc.	484,665	28,198

Health Care Providers & Services (4.8%)
DaVita, Inc. *	470,000	29,774
UnitedHealth Group, Inc.	152,000	24,065
		53,839
Hotels, Restaurants & Leisure (2.6%)
McDonald's Corp.	153,500	18,308
Starbucks Corp. (a)	186,355	10,803
		29,111
Industrial Conglomerates (2.3%)
3M Co.	147,215	25,283

Internet & Catalog Retail (2.9%)
Amazon.com, Inc. *	27,800	20,866
Priceline Group, Inc. *	7,440	11,187
		32,053
Internet Software & Services (5.4%)
Alphabet, Inc. Class A *	40,675	31,559
eBay, Inc. *	1,012,000	28,144
		59,703
IT Services (2.2%)
Nets A/S *(c)	68,100	1,164
Visa, Inc. Class A	297,010	22,965
		24,129
Machinery (1.4%)
Allison Transmission Holdings, Inc.	466,000	15,457

Multi-Utilities (2.0%)
WEC Energy Group, Inc.	403,500	22,600

Oil, Gas & Consumable Fuels (4.1%)
Enbridge, Inc.	751,975	31,613
Kinder Morgan, Inc.	615,265	13,659
		45,272
Pharmaceuticals (0.9%)
Bristol-Myers Squibb Co.	183,695	10,368

Professional Services (2.7%)
IHS Markit Ltd. *	722,555	25,968
Nielsen Holdings PLC	100,275	4,322
		30,290
Real Estate Investment Trusts (1.0%)
Weyerhaeuser Co. (a)	361,015	11,130

Road & Rail (0.6%)
Canadian Pacific Railway Ltd.	12,000	1,839
Norfolk Southern Corp.	49,000	5,217
		7,056
Semiconductors & Semiconductor Equipment (1.2%)
Texas Instruments, Inc.	180,000	13,307

Software (2.2%)
Microsoft Corp.	408,970	24,645

Specialty Retail (5.2%)
Home Depot, Inc.	213,000	27,562
TJX Cos., Inc.	195,000	15,276
Tractor Supply Co. (a)	204,500	15,352
		58,190
Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	282,000	31,167

Textiles, Apparel & Luxury Goods (1.9%)
PVH Corp. (a)	202,430	21,445

Total Common Stocks (Cost $969,781)		1,077,354

Preferred Stock (0.8%)

Health Care (0.8%)
Moderna Therapeutics Ser. F (d)(g) (Cost $8,700)	990,888	8,700

Contracts
Options Purchased (0.0%)

Call Options(0.0%)

Food & Staples Retailing (0.0%)
Whole Foods Market, Inc. Call, expiring 1/20/2017 @ 36	1,875	31
Whole Foods Market, Inc. Call, expiring 2/17/2017 @ 31	400	59
		90
Put Options (0.0%)

Professional Services (0.0%)
Nielsen Holdings PLC Put, expiring 12/16/2016 @ 43	147	11

Total Options Purchased (Cost $478)		101

	Number of Shares
Short-Term Investment (3.7%)

Investment Company (3.7%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.25% (b)(e) (Cost $41,127)	41,126,975	41,127

Total Investments## (101.0%) (Cost $1,020,086)		1,127,282

Other Assets Less Liabilities(f) [(1.0%)]		(11,709)

Net Assets (100.0%)		$1,115,573

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options written.
(b)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $65,886,000.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 11/30/2016, these securities amounted to approximately $1,164,000 or 0.1% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(d)
Security fair valued as of 11/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 11/30/2016 amounted to approximately $8,700,000, which represents approximately 0.8% of net assets of the Fund.

(e)	Represents 7-day effective yield as of 11/30/2016.
(f)	Includes the impact of the Fund's open positions in derivatives at 11/30/2016.
(g)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At 11/30/2016, this security amounted to approximately $8,700,000, which represents 0.8% of net assets of the Fund.

(000’s omitted) Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 11/30/2016	Fair Value Percentage of Net Assets as of 11/30/2016

Moderna Therapeutics (Series F Preferred Shares)	8/10/2016	$8,700	0.8%	$8,700	0.8%

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) (cont'd)

Derivative Instruments
 Written option contracts (“options written”)

At November 30, 2016, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Ashland Global Holdings, Inc., Put	94	$105	1/20/2017	$(9,165)
Cheniere Energy, Inc., Put	1,000	35	6/16/2017	(240,500)
Kinder Morgan, Inc., Call	680	26	3/17/2017	(22,780)
Kinder Morgan, Inc., Put	680	18	3/17/2017	(20,740)
Nielsen Holdings PLC, Inc., Call	147	48	12/16/2016	(1,764)
SBA Communications Corp., Put	220	100	1/20/2017	(80,300)
Sherwin-Williams Co., Put	99	230	12/16/2016	(3,218)
Synchrony Financial, Call	27	37	6/16/2017	(4,725)
Wells Fargo & Co., Put	550	42	4/21/2017	(21,175)
Whole Foods Market, Inc., Put	400	25	1/20/2017	(6,200)
Whole Foods Market, Inc., Put	600	28	1/20/2017	(23,400)
Total (premium received: $737,775)				$(433,967)

At November 30, 2016 the Fund had pledged securities in the amount of $58,453,701 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments  Guardian Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$1,077,354	$—	$—	$1,077,354
Preferred Stock(a)	—	—	8,700	8,700
Options Purchased	101	—	—	101
Short-Term Investment	—	41,127	—	41,127
Total Investments	$1,077,455	$41,127	$8,700	$1,127,282

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 9/1/2016	Accrued discounts/ (premiums)	Realized gain/loss	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2016	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2016
Investments in Securities:
Preferred Stock Health Care	$8,700	$—	$—	$—	$—	$—	$—	$—	$8,700	$—
Total	$8,700	$—	$—	$—	$—	$—	$—	$—	$8,700	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of November 30, 2016.

Asset class	Fair value at 11/30/2016	Valuation techniques	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from decrease in input (c)
Preferred Stock	$8,699,997	Market Transaction Method	Transaction Price	$8.78	$8.78	Decrease

(c)
Represents the expected directional change in the fair value of the Level 3 investments that would result from a decrease in the corresponding input. An increase to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

 As of the period ended November 30, 2016, no securities were transferred from one level (as of August 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of November 30, 2016:

Other Financial Instruments (000’s omitted)	Level 1	Level 2	Level 3(d)	Total
Options written
Liabilities	$(434)	$—	$—	$(434)
Total	$(434)	$—	$—	$(434)

(d)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

(000’s omitted)	Beginning balance, as of 9/1/2016	Accrued discounts/ (premiums)	Realized gain/loss	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2016	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2016
Other Financial Instruments
Options Written(f)	$(0)(e)	$—	$43	$(43)	$0(e)	$—	$—	$—	$—	$—
Total	$(0)	$—	$43	$(43)	$0	$—	$—	$—	$—	$—

(e)	Amount less than one thousand.
(f)
At the beginning of the period, the Fund’s Level 3 investments were valued based on using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. The Fund held no Level 3 investments at November 30, 2016.

As of the period ended November 30, 2016, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund
(Unaudited) 11/30/16

	Number of Shares	Value† (000's)
Common Stocks (98.0%)

Australia (2.4%)
Insurance Australia Group Ltd.	5,392,001	$22,258
Reliance Worldwide Corp. Ltd. *	3,800,000	8,783
Steadfast Group Ltd.	1,889,474	2,888
		33,929
Austria (1.3%)
Andritz AG	351,990	18,160

Belgium (0.7%)
Ontex Group NV	353,895	9,604

Canada (6.2%)
Alimentation Couche-Tard, Inc. Class B	402,400	18,570
ATS Automation Tooling Systems, Inc. *	1,105,800	8,644
Home Capital Group, Inc.	462,100	10,224
Kinaxis, Inc. *	204,800	9,456
MacDonald, Dettwiler & Associates Ltd.	162,833	8,518
Peyto Exploration & Development Corp.	397,600	9,785
Raging River Exploration, Inc. *	902,200	7,139
Suncor Energy, Inc.	536,476	17,085
		89,421
China (2.7%)
Alibaba Group Holding Ltd. ADR *	222,800	20,947
Baidu, Inc. ADR *	109,200	18,231
		39,178
Denmark (1.5%)
Nets A/S *(a)	659,625	11,275
Sydbank A/S	369,811	10,878
		22,153
France (12.1%)
Air Liquide SA	144,725	14,737
Arkema SA	205,586	19,693
BNP Paribas SA	289,280	16,795
Elior Group (a)	439,760	9,124
Euler Hermes Group	51,460	4,322
Pernod-Ricard SA	171,975	18,045
Publicis Groupe SA	152,990	9,928
Sodexo SA	145,255	15,888
SPIE SA	795,767	14,709
TOTAL SA	464,374	22,125
Valeo SA	368,160	20,528
Virbac SA *	57,381	7,793
		173,687
Germany (8.1%)
Brenntag AG	275,345	14,493
Continental AG	76,835	13,632
CTS Eventim AG & Co. KGaA	147,340	4,390
Deutsche Boerse AG *	126,324	10,209
GEA Group AG	234,845	8,754
Gerresheimer AG	268,608	19,600
Henkel AG & Co. KGaA, Preference Shares	159,880	18,521
SAP SE ADR	318,200	26,480
		116,079
Hong Kong (1.2%)
HKBN Ltd.	14,565,300	16,506

Ireland (0.6%)
Greencore Group PLC	2,332,047	8,491

Israel (3.4%)
Bezeq Israeli Telecommunication Corp. Ltd.	8,383,809	15,493
Check Point Software Technologies Ltd. *	277,000	22,805
Teva Pharmaceutical Industries Ltd. ADR	273,000	10,292
		48,590
Italy (0.9%)
Azimut Holding SpA	816,890	12,190

Japan (12.3%)
Daikin Industries Ltd.	198,000	18,544
KANSAI PAINT Co. Ltd.	921,000	16,866
KEYENCE Corp.	42,100	28,788
Kose Corp.	84,100	6,741
Nabtesco Corp.	344,450	8,755
SANTEN PHARMACEUTICAL Co. Ltd.	988,500	12,062
Sato Holdings Corp.	204,600	4,038
Shionogi & Co. Ltd.	334,800	15,832
SMC Corp.	84,800	24,105
Sundrug Co. Ltd.	240,700	16,747
TOYOTA MOTOR Corp.	411,700	23,927
		176,405
Netherlands (7.2%)
AerCap Holdings NV *	446,300	19,124
Akzo Nobel NV	270,279	16,832
ASML Holding NV	289,541	29,957
Koninklijke Ahold Delhaize NV	881,714	17,391
NXP Semiconductors NV *	204,500	20,276
		103,580
Norway (1.0%)
Skandiabanken ASA *(a)	1,734,160	14,055

Spain (1.3%)
Banco Bilbao Vizcaya Argentaria SA	1,118,448	6,906
Euskaltel SA *(a)	1,389,699	11,814
		18,720
Sweden (1.0%)
Nordea Bank AB	1,208,240	12,695
Resurs Holding AB *(a)	241,141	1,481
		14,176
Switzerland (14.0%)
Bucher Industries AG	57,940	13,324
Cie Financiere Richemont SA	168,760	11,030
Givaudan SA	12,535	22,340
Julius Baer Group Ltd. *	442,540	19,557
Novartis AG	185,900	12,845
Partners Group Holding AG	39,285	19,088
Roche Holding AG	82,524	18,401
SGS SA	8,960	18,004
Sonova Holding AG	117,810	14,241
TE Connectivity Ltd.	162,700	11,005
Tecan Group AG	160,298	25,337
UBS Group AG	982,100	15,620
		200,792
United Kingdom (17.8%)
Aon PLC	199,200	22,729
Barclays PLC	6,120,843	16,538
Biffa PLC *(a)	3,064,500	6,787
Bunzl PLC	735,535	18,958
Clinigen Group PLC	1,917,309	18,112
Compass Group PLC	853,446	14,640
DCC PLC	231,593	17,763
Howden Joinery Group PLC	1,330,900	5,995
Lloyds Banking Group PLC	26,171,337	18,950
Prudential PLC	1,081,308	20,950
RELX PLC	1,166,571	20,069
RPS Group PLC	3,027,205	7,102
Spectris PLC	581,764	14,871
St. James's Place PLC	1,261,084	14,832
TalkTalk Telecom Group PLC	4,523,715	9,039
Travis Perkins PLC	812,508	13,643
Worldpay Group PLC (a)	3,965,868	13,358
		254,336
United States (2.3%)
Nielsen Holdings PLC	421,002	18,145
Samsonite International SA	4,951,900	15,514
		33,659
Total Common Stocks (Cost $1,385,628)		1,403,711

Short-Term Investment (1.9%)

Investment Company (1.9%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.25% (b) (Cost $28,031)	28,030,919	28,031

Total Investments## (99.9%) (Cost $1,413,659)		1,431,742
Other Assets Less Liabilities (0.1%)		1,093

Net Assets (100.0%)		$1,432,835

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the 1933 Act, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 11/30/2016, these securities amounted to approximately $67,894,000 or 4.7% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(b)	Represents 7-day effective yield as of 11/30/2016.

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY
INTERNATIONAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Banks	$96,817	6.8%
Chemicals	90,468	6.3%
Insurance	87,979	6.1%
Machinery	81,742	5.7%
Pharmaceuticals	77,225	5.4%
Capital Markets	76,664	5.4%
Trading Companies & Distributors	72,213	5.0%
Life Sciences Tools & Services	63,049	4.4%
Software	58,741	4.1%
Professional Services	56,218	3.9%
Oil, Gas & Consumable Fuels	56,134	3.9%
Electronic Equipment, Instruments & Components	54,664	3.8%
Diversified Telecommunication Services	52,852	3.7%
Food & Staples Retailing	52,708	3.7%
Semiconductors & Semiconductor Equipment	50,233	3.5%
Hotels, Restaurants & Leisure	39,652	2.8%
Internet Software & Services	39,178	2.7%
Auto Components	34,160	2.4%
Building Products	27,327	1.9%
Textiles, Apparel & Luxury Goods	26,544	1.9%
IT Services	24,633	1.7%
Automobiles	23,927	1.7%
Household Products	18,521	1.3%
Beverages	18,045	1.3%
Commercial Services & Supplies	17,927	1.3%
Industrial Conglomerates	17,763	1.2%
Personal Products	16,345	1.1%
Construction & Engineering	14,709	1.0%
Media	14,318	1.0%
Health Care Equipment & Supplies	14,241	1.0%
Thrifts & Mortgage Finance	10,224	0.7%
Aerospace & Defense	8,518	0.6%
Food Products	8,491	0.6%
Consumer Finance	1,481	0.1%
Short-Term Investment and Other Assets-Net	29,124	2.0%
	$1,432,835	100.0%

 See Notes to Schedule of Investments

Schedule of Investments  International Equity Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedules of Investments), of inputs used to value the Fund’s investments as of  November  30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,403,711	$—	$—	$1,403,711
Short-Term Investment	—	28,031	—	28,031
Total Investments	$1,403,711	$28,031	$—	$1,431,742

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended November 30, 2016, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments International Select Fund
(Unaudited) 11/30/16

	Number of Shares	Value† (000's)
Common Stocks (96.5%)

Australia (2.0%)
Brambles Ltd.	121,298	$1,055
Insurance Australia Group Ltd.	833,453	3,441
		4,496
Austria (1.3%)
Andritz AG	53,850	2,778

Canada (4.1%)
Alimentation Couche-Tard, Inc. Class B	74,100	3,419
Home Capital Group, Inc.	80,800	1,788
Peyto Exploration & Development Corp.	57,600	1,418
Suncor Energy, Inc.	77,625	2,472
		9,097
China (2.8%)
Alibaba Group Holding Ltd. ADR *	34,100	3,206
Baidu, Inc. ADR *	18,200	3,039
		6,245
Denmark (1.0%)
Nets A/S *(a)	128,810	2,202

France (13.7%)
Air Liquide SA	22,176	2,258
Arkema SA	31,555	3,023
BNP Paribas SA	53,745	3,120
Elior Group (a)	81,690	1,695
Euler Hermes Group	7,930	666
Pernod-Ricard SA	26,445	2,775
Publicis Groupe SA	31,438	2,040
Schneider Electric SE	39,889	2,656
Sodexo SA	22,200	2,428
SPIE SA	119,905	2,216
TOTAL SA	71,504	3,407
Valeo SA	68,025	3,793
		30,077
Germany (8.5%)
Brenntag AG	42,030	2,212
Continental AG	14,390	2,553
CTS Eventim AG & Co. KGaA	22,500	670
Deutsche Boerse AG *	28,097	2,271
GEA Group AG	36,010	1,342
Gerresheimer AG	20,375	1,487
Henkel AG & Co. KGaA, Preference Shares	29,755	3,447
SAP SE ADR	55,885	4,651
		18,633
Israel (4.0%)
Bezeq Israeli Telecommunication Corp. Ltd.	1,539,645	2,845
Check Point Software Technologies Ltd. *	49,000	4,034
Teva Pharmaceutical Industries Ltd. ADR	52,500	1,980
		8,859
Italy (0.9%)
Azimut Holding SpA	125,640	1,875

Japan (13.5%)
Daikin Industries Ltd.	30,400	2,847
KANSAI PAINT Co. Ltd.	176,500	3,232
KEYENCE Corp.	6,800	4,650
Kose Corp.	12,800	1,026
MIRACA HOLDINGS, Inc.	10,800	483
Nabtesco Corp.	52,900	1,345
SANTEN PHARMACEUTICAL Co. Ltd.	204,800	2,499
Shionogi & Co. Ltd.	50,800	2,402
SMC Corp.	15,200	4,321
Sundrug Co. Ltd.	36,100	2,512
TOYOTA MOTOR Corp.	72,500	4,213
		29,530
Netherlands (8.4%)
AerCap Holdings NV *	68,100	2,918
Akzo Nobel NV	47,572	2,962
ASML Holding NV	49,435	5,115
Heineken NV	14,500	1,087
Koninklijke Ahold Delhaize NV	163,897	3,233
NXP Semiconductors NV *	31,300	3,103
		18,418
Spain (0.5%)
Banco Bilbao Vizcaya Argentaria SA	170,074	1,050

Sweden (1.5%)
Nordea Bank AB	307,700	3,233

Switzerland (13.7%)
Cie Financiere Richemont SA	26,045	1,702
Givaudan SA	2,251	4,012
Julius Baer Group Ltd. *	54,440	2,406
Novartis AG	47,801	3,303
Partners Group Holding AG	5,925	2,879
Roche Holding AG	19,836	4,423
SGS SA	2,012	4,043
Sonova Holding AG	18,000	2,176
TE Connectivity Ltd.	32,900	2,225
UBS Group AG	180,750	2,874
		30,043
United Kingdom (17.7%)
Aon PLC	39,800	4,541
Barclays PLC	1,120,931	3,029
Bunzl PLC	132,341	3,411
Compass Group PLC	130,196	2,233
DCC PLC	31,515	2,417
Howden Joinery Group PLC	506,725	2,283
Lloyds Banking Group PLC	4,564,411	3,305
Prudential PLC	167,326	3,242
RELX PLC	215,823	3,713
Spectris PLC	88,992	2,275
St. James's Place PLC	196,132	2,307
TalkTalk Telecom Group PLC	810,890	1,620
Travis Perkins PLC	139,725	2,346
Worldpay Group PLC (a)	603,715	2,033
		38,755
United States (2.9%)
Mobileye NV *	27,500	1,024
Nielsen Holdings PLC	66,600	2,871
Samsonite International SA	759,400	2,379
		6,274
Total Common Stocks (Cost $203,428)		211,565

Short-Term Investment (3.0%)

Investment Company (3.0%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.25% (b) (Cost $6,556)	6,556,485	6,556

Total Investments## (99.5%) (Cost $209,984)		218,121
Other Assets Less Liabilities (0.5%)		1,057

Net Assets (100.0%)		$219,178

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 11/30/2016, these securities amounted to approximately $5,930,000 or 2.7% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(b)	Represents 7-day effective yield as of 11/30/2016.

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY
INTERNATIONAL SELECT FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$15,487	7.1%
Pharmaceuticals	14,607	6.7%
Insurance	14,197	6.5%
Banks	13,737	6.3%
Trading Companies & Distributors	13,170	6.0%
Capital Markets	12,305	5.6%
Professional Services	10,627	4.8%
Machinery	9,786	4.5%
Software	9,709	4.4%
Food & Staples Retailing	9,164	4.2%
Electronic Equipment, Instruments & Components	9,150	4.2%
Semiconductors & Semiconductor Equipment	8,218	3.8%
Oil, Gas & Consumable Fuels	7,297	3.3%
Hotels, Restaurants & Leisure	6,356	2.9%
Auto Components	6,346	2.9%
Internet Software & Services	6,245	2.8%
Diversified Telecommunication Services	4,465	2.0%
IT Services	4,235	1.9%
Automobiles	4,213	1.9%
Textiles, Apparel & Luxury Goods	4,081	1.9%
Beverages	3,862	1.8%
Household Products	3,447	1.6%
Building Products	2,847	1.3%
Media	2,710	1.2%
Electrical Equipment	2,656	1.2%
Industrial Conglomerates	2,417	1.0%
Construction & Engineering	2,216	1.0%
Health Care Equipment & Supplies	2,176	1.0%
Thrifts & Mortgage Finance	1,788	0.8%
Life Sciences Tools & Services	1,487	0.7%
Commercial Services & Supplies	1,055	0.5%
Personal Products	1,026	0.5%
Health Care Providers & Services	483	0.2%
Short-Term Investment and Other Assets-Net	7,613	3.5%
	$219,178	100.0%

See Notes to Schedule of Investments

Schedule of Investments  International Select Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$211,565	$—	$—	$211,565
Short-Term Investment	—	6,556	—	6,556
Total Investments	$211,565	$6,556	$—	$218,121

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended November 30, 2016, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund
(Unaudited) 11/30/16

	Number of Shares	Value† (000's)
Common Stocks (94.2%)

Aerospace & Defense (9.8%)
Aerovironment, Inc. *	264,459	$7,484
KEYW Holding Corp. *	1,042,506	13,063
Mercury Systems, Inc. *	489,260	14,536
Spirit AeroSystems Holdings, Inc. Class A *	281,590	16,403
Teledyne Technologies, Inc. *	63,252	7,898
Textron, Inc.	185,639	8,545
		67,929
Banks (7.6%)
BankUnited, Inc.	254,404	9,014
Comerica, Inc.	176,374	11,244
Huntington Bancshares, Inc.	1,123,730	14,002
TCF Financial Corp.	526,600	9,136
Texas Capital Bancshares, Inc. *	126,200	9,181
		52,577
Building Products (0.9%)
Owens Corning	125,500	6,448

Commercial Services & Supplies (2.6%)
Clean Harbors, Inc. *	186,814	9,873
Covanta Holding Corp.	554,300	8,093
		17,966
Communications Equipment (7.2%)
ARRIS International PLC *	617,369	17,712
Brocade Communications Systems, Inc.	231,759	2,860
Ciena Corp. *	498,283	10,688
Infinera Corp. *	1,176,438	10,000
Sonus Networks, Inc. *	617,700	3,725
Viavi Solutions, Inc. *	591,500	4,643
		49,628
Construction & Engineering (2.3%)
KBR, Inc.	613,700	10,255
Valmont Industries, Inc.	39,300	5,852
		16,107
Containers & Packaging (4.0%)
Avery Dennison Corp.	176,736	12,736
Crown Holdings, Inc. *	281,100	15,289
		28,025
Electronic Equipment, Instruments & Components (4.2%)
II-VI, Inc. *	145,030	4,380
Itron, Inc. *	155,731	9,998
Maxwell Technologies, Inc. *	606,500	3,033
OSI Systems, Inc. *	96,000	7,267
VeriFone Systems, Inc. *	254,890	4,305
		28,983
Energy Equipment & Services (1.1%)
ION Geophysical Corp. *	49,731	368
McDermott International, Inc. *	376,700	2,592
TETRA Technologies, Inc. *	893,792	4,853
		7,813
Health Care Equipment & Supplies (2.2%)
Accuray, Inc. *	1,238,970	6,257
Analogic Corp.	62,500	5,759
Haemonetics Corp. *	81,500	3,230
		15,246
Health Care Providers & Services (1.3%)
Molina Healthcare, Inc. *	167,061	8,831

Health Care Technology (1.6%)
Allscripts Healthcare Solutions, Inc. *	999,300	10,972

Independent Power and Renewable Electricity Producers (2.9%)
Atlantic Power Corp. *	1,365,858	3,619
Dynegy, Inc. *	310,400	2,685
NRG Energy, Inc.	466,900	5,295
Ormat Technologies, Inc.	171,941	8,224
		19,823
IT Services (7.5%)
Acxiom Corp. *	379,800	10,076
CoreLogic, Inc. *	409,225	15,440
DST Systems, Inc.	82,819	8,548
MoneyGram International, Inc. *	524,098	5,723
NeuStar, Inc. Class A *	512,909	12,438
		52,225
Life Sciences Tools & Services (3.5%)
Charles River Laboratories International, Inc. *	229,571	16,322
Fluidigm Corp. *	393,100	2,528
Luminex Corp. *	256,300	5,211
		24,061
Machinery (3.7%)
Harsco Corp.	510,400	7,146
ITT, Inc.	125,400	5,062
Manitowoc Co., Inc. *	693,600	4,134
Meritor, Inc. *	512,450	6,467
Twin Disc, Inc. *	169,357	2,457
		25,266
Marine (0.2%)
Danaos Corp. *	536,159	1,662

Metals & Mining (1.4%)
Cliffs Natural Resources, Inc. *	1,075,300	9,473

Real Estate Investment Trusts (1.4%)
Communications Sales & Leasing, Inc.	266,000	6,631
InfraREIT, Inc.	193,700	3,320
		9,951
Road & Rail (3.3%)
Avis Budget Group, Inc. *	315,900	12,096
Ryder System, Inc.	134,604	10,539
		22,635
Semiconductors & Semiconductor Equipment (11.2%)
Alliance Semiconductor Corp. *	82,370	68
CEVA, Inc. *	145,200	4,617
Cypress Semiconductor Corp.	527,735	5,937
FormFactor, Inc. *	620,603	6,951
MACOM Technology Solutions Holdings, Inc. *	217,363	10,829
Mellanox Technologies Ltd. *	269,750	11,181
Rambus, Inc. *	1,085,044	14,268
Ultratech, Inc. *	590,900	13,543
Veeco Instruments, Inc. *	370,000	9,861
		77,255
Software (9.7%)
Covisint Corp. *	999,205	2,248
FireEye, Inc. *	510,900	6,560
Nuance Communications, Inc. *	957,800	15,526
Seachange International, Inc. *	770,067	2,010
Silver Spring Networks, Inc. *	546,476	7,623
TiVo Corp. *	716,330	14,506
Verint Systems, Inc. *	498,661	18,725
		67,198
Specialty Retail (3.1%)
Express, Inc. *	398,200	5,320
New York & Co., Inc. *	288,900	586
Office Depot, Inc.	1,073,267	5,227
Restoration Hardware Holdings, Inc. *	138,324	4,987
Select Comfort Corp. *	235,900	5,336
		21,456
Technology Hardware, Storage & Peripherals (0.2%)
Quantum Corp. *	1,768,800	1,615

Textiles, Apparel & Luxury Goods (1.3%)
Crocs, Inc. *	464,400	3,251
Deckers Outdoor Corp. *	92,200	5,484
		8,735
Total Common Stocks (Cost $570,931)		651,880

Convertible Preferred Stock (0.5%)

Independent Power and Renewable Electricity Producers (0.5%)
Dynegy, Inc., 7.00%, due 7/1/19 (Cost $5,199)	51,100	3,336

Short-Term Investment (6.5%)

Investment Company (6.5%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.25% (a) (Cost $45,005)	45,005,263	45,005

Total Investments## (101.2%) (Cost $621,135)		700,221
Other Assets Less Liabilities [(1.2%)]		(8,106)

Net Assets (100.0%)		$692,115

*	Non-income producing security.
(a)	Represents 7-day effective yield as of 11/30/2016.

See Notes to Schedule of Investments

Schedule of Investments  Intrinsic Value Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$651,880	$—	$—	$651,880
Convertible Preferred Stock(a)	3,336	—	—	3,336
Short-Term Investment	—	45,005	—	45,005
Total Investments	$655,216	$45,005	$—	$700,221

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
As of the period ended November 30, 2016, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund
(Unaudited) 11/30/16

	Number of Shares	Value† (000's)
Common Stocks (89.2%)

Airlines (1.2%)
Delta Air Lines, Inc.	345,357	$16,639

Banks (22.3%)
Bank of America Corp.	1,305,585	27,574
BB&T Corp.	354,096	16,023
Citigroup, Inc.	1,154,085	65,079
Commerce Bancshares, Inc.	72,358	3,966
JPMorgan Chase & Co.	875,577	70,195
KeyCorp	461,852	7,994
M&T Bank Corp.	202,520	29,151
PNC Financial Services Group, Inc.	316,066	34,938
SunTrust Banks, Inc.	289,791	15,054
Synovus Financial Corp.	101,680	3,936
U.S. Bancorp	317,309	15,745
Wells Fargo & Co.	581,741	30,786
		320,441
Capital Markets (8.1%)
Bank of New York Mellon Corp.	1,235,366	58,581
CME Group, Inc.	225,621	25,475
Goldman Sachs Group, Inc.	147,825	32,417
		116,473
Communications Equipment (1.2%)
Cisco Systems, Inc.	599,510	17,877

Construction & Engineering (0.7%)
Jacobs Engineering Group, Inc. *	155,650	9,652

Diversified Telecommunication Services (2.4%)
AT&T, Inc.	397,131	15,341
Verizon Communications, Inc.	391,880	19,555
		34,896
Electric Utilities (0.7%)
Exelon Corp.	309,045	10,047

Electrical Equipment (3.7%)
Eaton Corp. PLC	797,707	53,056

Energy Equipment & Services (1.8%)
Schlumberger Ltd.	308,140	25,899

Food & Staples Retailing (1.0%)
Wal-Mart Stores, Inc.	197,237	13,891

Health Care Equipment & Supplies (1.4%)
Medtronic PLC	182,990	13,360
Zimmer Biomet Holdings, Inc.	66,930	6,818
		20,178
Hotels, Restaurants & Leisure (4.9%)
Carnival Corp.	980,101	50,387
Royal Caribbean Cruises Ltd.	254,155	20,579
		70,966
Household Products (2.8%)
Procter & Gamble Co.	487,334	40,186

Industrial Conglomerates (1.8%)
General Electric Co.	848,532	26,101

Insurance (2.5%)
Lincoln National Corp.	412,626	26,449
MetLife, Inc.	181,633	9,992
		36,441
Machinery (6.3%)
Caterpillar, Inc.	419,658	40,103
Illinois Tool Works, Inc.	119,430	14,950
Joy Global, Inc.	1,245,284	34,905
		89,958
Metals & Mining (7.0%)
BHP Billiton Ltd. ADR	1,239,422	46,528
Newmont Mining Corp.	1,658,425	53,799
		100,327
Multiline Retail (1.2%)
Kohl's Corp.	105,921	5,702
Macy's, Inc.	59,998	2,532
Target Corp.	118,418	9,146
		17,380
Oil, Gas & Consumable Fuels (8.2%)
Cabot Oil & Gas Corp.	438,920	9,709
EOG Resources, Inc.	215,532	22,096
Exxon Mobil Corp.	768,402	67,081
Phillips 66	65,810	5,468
Pioneer Natural Resources Co.	74,188	14,173
		118,527
Pharmaceuticals (4.0%)
Merck & Co., Inc.	435,446	26,645
Pfizer, Inc.	978,765	31,457
		58,102
Semiconductors & Semiconductor Equipment (0.9%)
ASML Holding NV	5,268	543
Intel Corp.	72,123	2,503
NXP Semiconductors NV *	92,578	9,179
		12,225
Software (0.2%)
CA, Inc.	82,831	2,647

Technology Hardware, Storage & Peripherals (2.0%)
Western Digital Corp.	459,632	29,260

Textiles, Apparel & Luxury Goods (2.9%)
Ralph Lauren Corp.	393,085	41,121

Total Common Stocks (Cost $1,101,218)		1,282,290

Short-Term Investment (10.9%)

Investment Company (10.9%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.28% (a) (Cost $157,149)	157,148,582	157,149

Total Investments## (100.1%) (Cost $1,258,367)		1,439,439
Other Assets Less Liabilities [(0.1%)]		(1,766)

Net Assets (100.0%)		$1,437,673

*	Non-income producing security.
(a)	Represents 7-day effective yield as of 11/30/2016.

See Notes to Schedule of Investments

Schedule of Investments  Large Cap Value Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,282,290	$—	$—	$1,282,290
Short-Term Investment	—	157,149	—	157,149
Total Investments	$1,282,290	$157,149	$—	$1,439,439

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
As of the period ended November 30, 2016, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund
(Unaudited) 11/30/16

	Number of Shares	Value† (000's)
Common Stocks (96.0%)
Airlines (1.0%)
Alaska Air Group, Inc.	135,000	$11,106

Banks (2.4%)
Signature Bank *	90,000	13,492
SVB Financial Group *	80,000	12,642
		26,134
Biotechnology (3.4%)
BioMarin Pharmaceutical, Inc. *	75,000	6,422
Incyte Corp. *	140,000	14,321
Neurocrine Biosciences, Inc. *	175,000	8,129
TESARO, Inc. *	60,000	8,141
		37,013
Capital Markets (3.1%)
Affiliated Managers Group, Inc. *	40,000	5,924
CBOE Holdings, Inc.	182,500	12,574
Raymond James Financial, Inc.	210,000	15,108
		33,606
Chemicals (3.9%)
RPM International, Inc.	204,500	10,820
Scotts Miracle-Gro Co. Class A	133,500	12,185
Sensient Technologies Corp.	170,000	13,275
WR Grace & Co.	100,000	6,526
		42,806
Commercial Services & Supplies (1.9%)
Cintas Corp.	80,000	9,168
Waste Connections, Inc.	150,000	11,466
		20,634
Communications Equipment (1.0%)
Lumentum Holdings, Inc. *	130,000	5,213
Motorola Solutions, Inc.	75,000	6,019
		11,232
Distributors (1.4%)
LKQ Corp. *	450,000	14,773

Diversified Consumer Services (1.9%)
Bright Horizons Family Solutions, Inc. *	162,000	11,149
Service Corp. International	350,000	9,446
		20,595
Electrical Equipment (1.2%)
Acuity Brands, Inc.	52,500	13,199

Electronic Equipment, Instruments & Components (3.1%)
Amphenol Corp. Class A	209,500	14,301
CDW Corp.	282,500	14,475
Trimble, Inc. *	175,000	4,933
		33,709
Food Products (2.5%)
Conagra Brands, Inc.	135,000	4,953
Lamb Weston Holdings, Inc. *	130,000	4,352
Pinnacle Foods, Inc.	235,000	11,647
Post Holdings, Inc. *	77,500	5,916
		26,868
Health Care Equipment & Supplies (7.8%)
ABIOMED, Inc. *	80,000	8,979
C.R. Bard, Inc.	50,000	10,528
Edwards Lifesciences Corp. *	142,500	11,806
Integra LifeSciences Holdings Corp. *	130,000	10,504
Nevro Corp. *	110,000	8,363
NuVasive, Inc. *	235,000	15,251
Penumbra, Inc. *	125,000	7,738
Wright Medical Group NV *	500,000	11,520
		84,689
Health Care Providers & Services (2.7%)
Amsurg Corp. *	150,000	10,218
Centene Corp. *	127,500	7,348
HealthSouth Corp.	270,000	11,251
		28,817
Hotels, Restaurants & Leisure (3.4%)
Aramark	272,500	9,377
MGM Resorts International *	400,000	11,484
Red Rock Resorts, Inc. Class A	350,000	8,022
Vail Resorts, Inc.	50,000	7,920
		36,803
Household Durables (2.3%)
Newell Brands, Inc.	358,350	16,846
Whirlpool Corp.	48,500	7,878
		24,724
Industrial Conglomerates (1.3%)
Roper Technologies, Inc.	80,000	14,489

Insurance (1.3%)
Assurant, Inc.	158,000	13,642

Internet & Catalog Retail (0.9%)
Expedia, Inc.	77,000	9,552

Internet Software & Services (2.1%)
CoStar Group, Inc. *	82,500	15,767
MercadoLibre, Inc.	42,500	6,707
		22,474
IT Services (5.4%)
CSRA, Inc.	290,000	9,283
Euronet Worldwide, Inc. *	177,500	12,730
Fiserv, Inc. *	116,500	12,188
Global Payments, Inc.	121,500	8,329
Vantiv, Inc. Class A *	290,000	16,365
		58,895
Life Sciences Tools & Services (0.5%)
Bio-Rad Laboratories, Inc. Class A *	30,000	5,205

Machinery (4.2%)
CLARCOR, Inc.	117,500	8,278
Fortive Corp.	175,000	9,623
IDEX Corp.	130,000	12,169
Milacron Holdings Corp. *	262,200	4,429
Stanley Black & Decker, Inc.	90,000	10,677
		45,176
Media (0.7%)
DISH Network Corp. Class A *	135,000	7,756

Multiline Retail (0.8%)
Dollar Tree, Inc. *	100,000	8,816

Oil, Gas & Consumable Fuels (1.9%)
Concho Resources, Inc. *	85,500	12,228
Diamondback Energy, Inc. *	77,500	8,359
		20,587
Pharmaceuticals (2.2%)
Jazz Pharmaceuticals PLC *	65,000	6,736
Zoetis, Inc.	330,000	16,625
		23,361
Professional Services (2.0%)
Nielsen Holdings PLC	130,000	5,603
WageWorks, Inc. *	223,500	16,505
		22,108
Real Estate Investment Trusts (0.4%)
Extra Space Storage, Inc.	70,000	4,911

Road & Rail (1.9%)
J.B. Hunt Transport Services, Inc.	140,000	13,352
Old Dominion Freight Line, Inc. *	80,000	6,984
		20,336
Semiconductors & Semiconductor Equipment (7.0%)
Lam Research Corp.	120,000	12,722
MACOM Technology Solutions Holdings, Inc. *	200,000	9,964
Microsemi Corp. *	230,000	12,593
Monolithic Power Systems, Inc.	187,500	15,382
NVIDIA Corp.	270,000	24,894
		75,555
Software (8.2%)
Activision Blizzard, Inc.	321,000	11,752
Electronic Arts, Inc. *	175,000	13,867
Guidewire Software, Inc. *	147,500	8,217
Proofpoint, Inc. *	135,000	10,396
Red Hat, Inc. *	115,000	9,098
ServiceNow, Inc. *	165,500	13,761
Tyler Technologies, Inc. *	75,500	11,242
Ultimate Software Group, Inc. *	52,500	10,759
		89,092
Specialty Retail (8.8%)
Burlington Stores, Inc. *	233,000	20,485
Dick's Sporting Goods, Inc.	125,000	7,384
Five Below, Inc. *	175,000	6,888
Lithia Motors, Inc. Class A	65,000	5,974
O'Reilly Automotive, Inc. *	62,500	17,156
Ross Stores, Inc.	297,500	20,108
Tractor Supply Co.	120,000	9,008
Ulta Salon Cosmetics & Fragrance, Inc. *	34,000	8,823
		95,826
Textiles, Apparel & Luxury Goods (0.6%)
Hanesbrands, Inc.	270,000	6,272

Trading Companies & Distributors (1.3%)
United Rentals, Inc. *	72,500	7,331
W.W. Grainger, Inc.	30,000	6,917
		14,248
Wireless Telecommunication Services (1.5%)
T-Mobile US, Inc. *	300,000	16,263

Total Common Stocks (Cost $822,772)		1,041,272

Exchange Traded Fund (1.1%)
iShares Russell Mid-Cap Growth ETF (Cost $12,026)	125,000	12,182

Short-Term Investment (2.8%)

Investment Company (2.8%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.28% (a) (Cost $29,974)	29,974,190	29,974

Total Investments## (99.9%) (Cost $864,772)		1,083,428
Other Assets Less Liabilities (0.1%)		1,619

Net Assets (100.0%)		$1,085,047

*	Non-income producing security.
(a)	Represents 7-day effective yield as of 11/30/2016.

See Notes to Schedule of Investments

Schedule of Investments  Mid Cap Growth Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,041,272	$—	$—	$1,041,272
Exchange Traded Fund	12,182	—	—	12,182
Short-Term Investment	—	29,974	—	29,974
Total Investments	$1,053,454	$29,974	$—	$1,083,428

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
As of the period ended November 30, 2016, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund
(Unaudited) 11/30/16

Number of Shares		Value† (000's)
Common Stocks (99.2%)

Aerospace & Defense (10.2%)
B/E Aerospace, Inc.	37,600	$2,258
General Dynamics Corp.	15,650	2,744
Orbital ATK, Inc.	22,900	1,954
Spirit AeroSystems Holdings, Inc. Class A *	39,800	2,318
		9,274
Airlines (2.3%)
American Airlines Group, Inc.	44,300	2,057

Banks (9.8%)
BankUnited, Inc.	81,300	2,880
BB&T Corp.	30,600	1,385
Comerica, Inc.	47,100	3,003
M&T Bank Corp.	11,300	1,626
		8,894
Building Products (2.7%)
Johnson Controls International PLC	55,008	2,474

Capital Markets (1.2%)
State Street Corp.	13,900	1,095

Chemicals (2.5%)
Ashland Global Holdings, Inc.	20,400	2,299

Commercial Services & Supplies (2.2%)
Covanta Holding Corp.	136,100	1,987

Construction & Engineering (3.0%)
Valmont Industries, Inc.	18,200	2,710

Containers & Packaging (1.6%)
Avery Dennison Corp.	20,700	1,492

Electric Utilities (1.4%)
Edison International	18,100	1,245

Electronic Equipment, Instruments & Components (2.9%)
Flex Ltd. *	90,000	1,281
Itron, Inc. *	20,900	1,342
		2,623
Food & Staples Retailing (3.0%)
Whole Foods Market, Inc.	88,200	2,680

Health Care Equipment & Supplies (2.6%)
Zimmer Biomet Holdings, Inc.	22,800	2,322

Hotels, Restaurants & Leisure (1.0%)
Wyndham Worldwide Corp.	13,200	950

Household Durables (0.5%)
Whirlpool Corp.	2,700	439

Independent Power and Renewable Electricity Producers (1.8%)
AES Corp.	141,200	1,617

IT Services (3.7%)
Amdocs Ltd.	31,000	1,828
Teradata Corp. *	58,400	1,568
		3,396
Life Sciences Tools & Services (2.0%)
Quintiles IMS Holdings, Inc. *	23,100	1,775

Media (2.5%)
CBS Corp. Class B	20,900	1,269
Lions Gate Entertainment Corp. *	43,200	1,011
		2,280
Multi-Utilities (1.8%)
CenterPoint Energy, Inc.	69,400	1,656

Multiline Retail (1.5%)
Macy's, Inc.	32,200	1,359

Oil, Gas & Consumable Fuels (6.7%)
Cabot Oil & Gas Corp.	80,000	1,770
Devon Energy Corp.	41,100	1,986
ONEOK, Inc.	41,500	2,280
		6,036
Pharmaceuticals (3.5%)
Perrigo Co. PLC	20,500	1,770
Teva Pharmaceutical Industries Ltd. ADR	36,300	1,369
		3,139
Real Estate Investment Trusts (4.0%)
Colony Starwood Homes	56,860	1,737
Starwood Property Trust, Inc.	86,200	1,937
		3,674
Road & Rail (1.4%)
Avis Budget Group, Inc. *	34,000	1,302

Semiconductors & Semiconductor Equipment (4.8%)
ON Semiconductor Corp. *	188,500	2,221
Skyworks Solutions, Inc.	27,900	2,144
		4,365
Software (5.4%)
Cadence Design Systems, Inc. *	32,900	865
Check Point Software Technologies Ltd. *	23,800	1,959
Nuance Communications, Inc. *	129,900	2,106
		4,930
Specialty Retail (5.1%)
Best Buy Co., Inc.	43,100	1,970
GNC Holdings, Inc. Class A	41,300	597
Office Depot, Inc.	212,100	1,033
Restoration Hardware Holdings, Inc. *	29,200	1,052
		4,652
Technology Hardware, Storage & Peripherals (2.6%)
Western Digital Corp.	37,436	2,383

Textiles, Apparel & Luxury Goods (2.5%)
Deckers Outdoor Corp. *	38,100	2,266

Trading Companies & Distributors (3.0%)
AerCap Holdings NV *	63,400	2,717

Total Common Stocks (Cost $76,130)		90,088

Rights (0.0%)

Food & Staples Retailing (0.0%)
Safeway, Inc. (Casa Ley) *(a)	21,100	5
Safeway, Inc. (Property Development Centers) *(a)	21,100	1

Total Rights (Cost $22)		6

Short-Term Investment (1.0%)

Investment Company (1.0%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.28% (b) (Cost $875)	875,455	875

Total Investments## (100.2%) (Cost $77,027)		90,969
Other Assets Less Liabilities [(0.2%)]		(212)

Net Assets (100.0%)		$90,757

*	Non-income producing security.
(a)	Illiquid Security.
(b)	Represents 7-day effective yield as of 11/30/2016.

See Notes to Schedule of Investments

Schedule of Investments  Mid Cap Intrinsic Value Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$90,088	$—	$—	$90,088
Rights(a)	—	—	6	6
Short-Term Investment	—	875	—	875
Total Investments	$90,088	$875	$6	$90,969

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:
(000’s omitted)	Beginning balance, as of 9/1/2016	Accrued discounts/ (premiums)	Realized gain/loss	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2016	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2016
Investments in Securities:
Rights‡ Food & Staples Retailing	$6	$—	$—	$—	$—	$—	$—	$—	$6	$—
Total	$6	$—	$—	$—	$—	$—	$—	$—	$6	$—

‡
As of the period ended November 30, 2016, these investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

As of the period ended November 30, 2016, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund
(Unaudited) 11/30/16

	Number of Shares	Value† (000's)
Common Stocks (99.8%)

Aerospace & Defense (4.1%)
Boeing Co.	190,000	$28,606
Raytheon Co.	305,000	45,610
		74,216
Banks (5.6%)
JPMorgan Chase & Co.	1,285,000	103,018

Capital Markets (13.7%)
Charles Schwab Corp.	1,565,000	60,503
Goldman Sachs Group, Inc.	490,000	107,452
Intercontinental Exchange, Inc.	1,475,000	81,715
		249,670
Chemicals (1.3%)
Methanex Corp.	530,000	23,320
Scotts Miracle-Gro Co. Class A	5,000	456
		23,776
Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.	40,000	574

Communications Equipment (8.6%)
Cisco Systems, Inc.	2,140,000	63,815
Motorola Solutions, Inc.	1,150,000	92,287
		156,102
Containers & Packaging (3.5%)
Sealed Air Corp.	1,387,000	63,247

Diversified Financial Services (5.0%)
Berkshire Hathaway, Inc. Class B *	580,000	91,315

Electrical Equipment (1.5%)
Rockwell Automation, Inc.	200,000	26,742

Energy Equipment & Services (2.9%)
Schlumberger Ltd.	630,000	52,952

Food & Staples Retailing (1.9%)
US Foods Holding Corp. *	1,550,000	35,433

Food Products (1.8%)
Mondelez International, Inc. Class A	780,000	32,167

Health Care Equipment & Supplies (1.9%)
Hill-Rom Holdings, Inc.	640,000	34,138

Health Care Providers & Services (10.0%)
Aetna, Inc.	260,000	34,018
Cardinal Health, Inc.	750,000	53,258
HCA Holdings, Inc. *	950,000	67,346
Henry Schein, Inc. *	190,000	28,302
		182,924
Hotels, Restaurants & Leisure (1.3%)
Bloomin' Brands, Inc.	1,273,000	23,678

Industrial Conglomerates (3.1%)
3M Co.	327,000	56,159

Insurance (2.2%)
Chubb Ltd.	310,000	39,680

Internet Software & Services (5.3%)
Alphabet, Inc. Class C *	103,000	78,078
eBay, Inc. *	650,000	18,077
		96,155
IT Services (2.0%)
PayPal Holdings, Inc. *	920,000	36,138

Machinery (3.3%)
Stanley Black & Decker, Inc.	515,000	61,094

Media (1.2%)
Twenty-First Century Fox, Inc. Class A	780,000	21,926

Oil, Gas & Consumable Fuels (2.1%)
EOG Resources, Inc.	375,000	38,445

Pharmaceuticals (5.2%)
Allergan PLC *	183,000	35,557
Pfizer, Inc.	1,830,000	58,816
		94,373
Road & Rail (1.6%)
CSX Corp.	800,000	28,648

Software (5.1%)
Activision Blizzard, Inc.	970,000	35,512
Microsoft Corp.	150,000	9,039
Symantec Corp.	2,000,000	48,780
		93,331
Technology Hardware, Storage & Peripherals (5.6%)
Apple, Inc.	475,000	52,497
NCR Corp. *	1,260,000	48,825
		101,322
Total Common Stocks (Cost $1,316,599)		1,817,223

Short-Term Investment (0.0%)

Investment Company (0.0%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.25% (a)(b) (Cost $0)(b)	1	0

Total Investment## (99.8%) (Cost $1,316,599)		1,817,223
Other Assets Less Liabilities (0.2%)		3,168

Net Assets (100.0%)		$1,820,391

*	Non-income producing security.
(a)	Represents 7-day effective yield as of 11/30/2016.
(b)	Amount less than one thousand.

See Notes to Schedule of Investments

Schedule of Investments  Multi Cap Opportunities Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,817,223	$—	$—	$1,817,223
Short-Term Investment	—	0(b)	—	0(b)
Total Investments	$1,817,223	$0(b)	$—	$1,817,223

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
(b)	Amount less than one thousand.

As of the period ended November 30, 2016, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund
(Unaudited) 11/30/16

	Number of Shares	Value† (000's)
Common Stocks (98.8%)

Apartments (12.0%)
Apartment Investment & Management Co. Class A	274,875	$11,572
AvalonBay Communities, Inc.	37,092	6,101
Equity Residential	385,050	23,107
Essex Property Trust, Inc.	92,900	20,059
Mid-America Apartment Communities, Inc.	121,197	11,106
		71,945
Data Centers (4.1%)
Equinix, Inc.	72,009	24,394

Diversified (3.6%)
Vornado Realty Trust	219,048	21,412

Free Standing (2.2%)
National Retail Properties, Inc.	304,875	13,012

Health Care (8.8%)
Healthcare Trust of America, Inc. Class A	410,150	11,599
OMEGA Healthcare Investors, Inc.	245,450	7,231
Ventas, Inc.	305,105	18,434
Welltower, Inc.	241,715	15,175
		52,439
Hotels, Restaurants & Leisure (3.2%)
Marriott International, Inc.	241,515	19,027

Industrial (5.5%)
Duke Realty Corp.	454,375	11,555
Prologis, Inc.	421,313	21,445
		33,000
Infrastructure (10.7%)
American Tower Corp.	322,400	32,972
Crown Castle International Corp.	370,425	30,915
		63,887
Manufactured Homes (1.9%)
Equity LifeStyle Properties, Inc.	165,385	11,483

Office (12.2%)
Boston Properties, Inc.	199,784	24,749
Corporate Office Properties Trust	215,825	6,177
Douglas Emmett, Inc.	229,825	8,432
Kilroy Realty Corp.	225,025	16,279
SL Green Realty Corp.	166,125	17,503
		73,140
Real Estate Management & Development (1.9%)
Brookfield Asset Management, Inc. Class A	338,890	11,285

Regional Malls (9.6%)
General Growth Properties, Inc.	542,207	13,739
Pennsylvania REIT	265,200	5,084
Simon Property Group, Inc.	214,248	38,490
		57,313
Self Storage (5.6%)
Extra Space Storage, Inc.	89,940	6,310
Public Storage	128,625	26,921
		33,231
Shopping Centers (8.8%)
Federal Realty Investment Trust	110,150	15,467
Kimco Realty Corp.	683,945	17,468
Kite Realty Group Trust	298,600	7,182
Regency Centers Corp.	185,832	12,421
		52,538
Single Family Homes (3.4%)
American Homes 4 Rent Class A	530,300	11,173
Colony Starwood Homes	290,900	8,887
		20,060
Specialty (1.4%)
EPR Properties	124,175	8,635

Timber (3.9%)
Weyerhaeuser Co.	758,499	23,384

Total Common Stocks (Cost $573,139)		590,185

Short-Term Investment (1.3%)

Investment Company (1.3%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.28% (a) (Cost $7,487)	7,487,279	7,487

Total Investments## (100.1%) (Cost $580,626)		597,672
Other Assets Less Liabilities [(0.1%)]		(513)

Net Assets (100.0%)		$597,159

(a)	Represents 7-day effective yield as of 11/30/2016.

See Notes to Schedule of Investments

Schedule of Investments  Real Estate Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$590,185	$—	$—	$590,185
Short-Term Investment	—	7,487	—	7,487
Total Investments	$590,185	$7,487	$—	$597,672

(a)	The Schedule of Investments provides information on the sector categorization for the portfolio.
As of the period ended November 30, 2016, no securities were transferred from one level (as of August 30, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund
(Unaudited) 11/30/16

	Number of Shares	Value† (000's)
Common Stocks (98.9%)

Aerospace & Defense (3.1%)
HEICO Corp. Class A	19,000	$1,277
KLX, Inc. *	21,500	838
		2,115
Auto Components (2.3%)
Dorman Products, Inc. *	13,500	975
Drew Industries, Inc.	5,500	578
		1,553
Banks (3.9%)
BNC Bancorp	29,000	876
Seacoast Banking Corp. of Florida *	48,500	997
Webster Financial Corp.	15,000	744
		2,617
Beverages (0.6%)
MGP Ingredients, Inc.	9,000	426

Biotechnology (10.7%)
Agios Pharmaceuticals, Inc. *	11,000	640
Ariad Pharmaceuticals, Inc. *	29,000	391
CoLucid Pharmaceuticals, Inc. *	23,500	831
CytomX Therapeutics, Inc. *	14,000	156
Eagle Pharmaceuticals, Inc. *	10,000	789
Exelixis, Inc. *	30,000	508
Five Prime Therapeutics, Inc. *	10,500	604
Neurocrine Biosciences, Inc. *	21,500	999
Prothena Corp. PLC *	13,000	767
Sarepta Therapeutics, Inc. *	10,000	343
Sunesis Pharmaceuticals, Inc. *	125,000	504
TESARO, Inc. *	5,000	678
		7,210
Building Products (0.9%)
Gibraltar Industries, Inc. *	14,000	630

Capital Markets (1.4%)
MarketAxess Holdings, Inc.	5,500	912

Chemicals (2.0%)
Sensient Technologies Corp.	17,000	1,327

Commercial Services & Supplies (1.6%)
Healthcare Services Group, Inc.	28,000	1,090

Communications Equipment (1.0%)
Lumentum Holdings, Inc. *	17,500	702

Diversified Consumer Services (1.5%)
Bright Horizons Family Solutions, Inc. *	15,000	1,032

Electrical Equipment (0.7%)
Generac Holdings, Inc. *	12,000	492

Health Care Equipment & Supplies (10.4%)
ABIOMED, Inc. *	6,000	674
Cardiovascular Systems, Inc. *	33,000	798
Insulet Corp. *	18,000	606
Integra LifeSciences Holdings Corp. *	11,000	889
Nevro Corp. *	8,000	608
Novadaq Technologies, Inc. *	31,500	250
NuVasive, Inc. *	19,000	1,233
Penumbra, Inc. *	13,000	805
Wright Medical Group NV *	50,000	1,152
		7,015
Health Care Providers & Services (2.4%)
Amsurg Corp. *	8,500	579
HealthSouth Corp.	15,500	646
Surgical Care Affiliates, Inc. *	9,500	399
		1,624
Hotels, Restaurants & Leisure (3.8%)
Cheesecake Factory, Inc.	5,500	325
Red Rock Resorts, Inc. Class A	37,500	860
Texas Roadhouse, Inc.	9,000	422
Vail Resorts, Inc.	6,000	950
		2,557
Household Durables (1.8%)
Cavco Industries, Inc. *	5,000	473
Helen of Troy Ltd. *	8,500	723
		1,196
Insurance (1.1%)
Primerica, Inc.	10,000	707

Internet Software & Services (2.5%)
Q2 Holdings, Inc. *	22,500	664
Wix.com Ltd. *	20,000	990
		1,654
IT Services (1.9%)
Euronet Worldwide, Inc. *	17,500	1,255

Machinery (4.4%)
CLARCOR, Inc.	17,000	1,198
Colfax Corp. *	10,000	376
John Bean Technologies Corp.	15,000	1,353
		2,927
Media (2.1%)
Cable One, Inc.	1,250	739
IMAX Corp. *	20,000	639
		1,378
Multiline Retail (0.4%)
Ollie's Bargain Outlet Holdings, Inc. *	9,000	270

Oil, Gas & Consumable Fuels (1.8%)
Carrizo Oil & Gas, Inc. *	29,000	1,228

Pharmaceuticals (4.8%)
Aclaris Therapeutics, Inc. *	43,000	1,288
Aerie Pharmaceuticals, Inc. *	25,000	929
Foamix Pharmaceuticals Ltd. *	75,000	689
GW Pharmaceuticals PLC ADR *	3,000	335
		3,241
Professional Services (2.1%)
WageWorks, Inc. *	19,500	1,440

Real Estate Investment Trusts (0.5%)
CyrusOne, Inc.	7,500	320

Road & Rail (1.6%)
Genesee & Wyoming, Inc. Class A *	14,000	1,070

Semiconductors & Semiconductor Equipment (5.4%)
Inphi Corp. *	24,000	1,084
MACOM Technology Solutions Holdings, Inc. *	20,000	996
Monolithic Power Systems, Inc.	14,500	1,190
NeoPhotonics Corp. *	26,000	336
		3,606
Software (15.3%)
BroadSoft, Inc. *	27,500	1,141
Descartes Systems Group, Inc. *	43,500	964
Ellie Mae, Inc. *	6,500	537
Gigamon, Inc. *	19,500	1,040
Guidewire Software, Inc. *	12,000	668
Paylocity Holding Corp. *	15,000	497
Proofpoint, Inc. *	20,000	1,540
Take-Two Interactive Software, Inc. *	31,500	1,551
Tyler Technologies, Inc. *	8,000	1,191
Ultimate Software Group, Inc. *	5,500	1,127
		10,256
Specialty Retail (3.8%)
Burlington Stores, Inc. *	15,000	1,319
Five Below, Inc. *	21,000	827
Lithia Motors, Inc. Class A	4,500	413
		2,559
Tobacco (0.5%)
Turning Point Brands, Inc. *	20,900	303

Trading Companies & Distributors (2.6%)
Air Lease Corp.	14,000	502
Beacon Roofing Supply, Inc. *	12,000	557
MSC Industrial Direct Co., Inc. Class A	7,500	670
		1,729
Total Common Stocks (Cost $57,812)		66,441

Short-Term Investment (0.4%)

Investment Company (0.4%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.28% (a) (Cost $304)	303,768	304

Total Investments## (99.3%) (Cost $58,116)		66,745
Other Assets Less Liabilities (0.7%)		466

Net Assets (100.0%)		$67,211

*	Non-income producing security.
(a)	Represents 7-day effective yield as of 11/30/2016.

See Notes to Schedule of Investments

Schedule of Investments  Small Cap Growth Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$66,441	$—	$—	$66,441
Short-Term Investment	—	304	—	304
Total Investments	$66,441	$304	$—	$66,745

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
As of the period ended November 30, 2016, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Socially Responsive Fund
(Unaudited) 11/30/16

	Number of Shares	Value† (000's)
Common Stocks (98.6%)

Airlines (2.2%)
Ryanair Holdings PLC ADR *	620,653	$49,553

Auto Components (2.8%)
BorgWarner, Inc.	325,410	11,584
Delphi Automotive PLC	795,418	50,907
		62,491
Banks (5.1%)
JPMorgan Chase & Co.	654,435	52,466
U.S. Bancorp	1,237,302	61,395
		113,861
Capital Markets (3.0%)
Intercontinental Exchange, Inc.	1,209,809	67,023

Communications Equipment (3.3%)
Motorola Solutions, Inc.	481,596	38,648
NetScout Systems, Inc. *	1,169,437	36,487
		75,135
Consumer Finance (2.8%)
American Express Co.	864,699	62,293

Diversified Telecommunication Services (3.1%)
Level 3 Communications, Inc. *	1,242,031	68,399

Electric Utilities (1.9%)
Eversource Energy	829,086	42,797

Energy Equipment & Services (4.0%)
Schlumberger Ltd.	1,081,057	90,863

Food & Staples Retailing (2.2%)
Kroger Co.	1,535,706	49,603

Health Care Equipment & Supplies (9.0%)
Becton, Dickinson & Co.	506,928	85,721
Danaher Corp.	844,312	66,000
Medtronic PLC	706,227	51,562
		203,283
Health Care Providers & Services (4.1%)
AmerisourceBergen Corp.	750,170	58,506
Premier, Inc. Class A *	1,139,583	34,347
		92,853
Household Durables (3.9%)
Newell Brands, Inc.	1,879,164	88,339

Industrial Conglomerates (2.0%)
3M Co.	259,873	44,631

Industrial Gases (1.1%)
Praxair, Inc.	198,003	23,820

Insurance (4.6%)
Progressive Corp.	3,069,998	102,231

Internet Software & Services (5.0%)
Alphabet, Inc. Class A *	70,765	54,905
eBay, Inc. *	2,072,362	57,633
		112,538
IT Services (4.5%)
Alliance Data Systems Corp.	259,369	59,339
MasterCard, Inc. Class A	413,957	42,306
		101,645
Machinery (1.3%)
Fortive Corp.	518,525	28,514

Oil, Gas & Consumable Fuels (4.8%)
Cimarex Energy Co.	256,538	35,371
Noble Energy, Inc.	1,923,155	73,388
		108,759
Personal Products (3.3%)
Unilever NV	1,878,357	74,815

Pharmaceuticals (2.0%)
Roche Holding AG	204,012	45,490

Professional Services (3.9%)
ManpowerGroup, Inc.	445,278	38,031
Robert Half International, Inc.	1,109,024	49,762
		87,793
Real Estate Investment Trusts (2.3%)
Weyerhaeuser Co.	1,674,253	51,617

Road & Rail (2.3%)
J.B. Hunt Transport Services, Inc.	551,090	52,557

Semiconductors & Semiconductor Equipment (5.1%)
Texas Instruments, Inc.	1,543,733	114,128

Software (3.1%)
Intuit, Inc.	604,075	68,671

Textiles, Apparel & Luxury Goods (1.0%)
Gildan Activewear, Inc.	857,307	23,310

Trading Companies & Distributors (4.9%)
NOW, Inc. *	1,133,856	24,423
W.W. Grainger, Inc.	369,610	85,221
		109,644
Total Common Stocks (Cost $1,709,123)		2,216,656
	Principal Amount
Short-Term Investments (1.1%)

Certificates of Deposit (0.0%)
Carver Federal Savings Bank Self Help Credit Union, 0.20%, due 12/22/16	$ 100,000	100
Self Help Credit Union, 0.25%, due 1/3/17	250,000	250
Self Help Credit Union, 0.25%, due 2/16/17	250,000	250
		600

	Number of Shares
Investment Company (1.1%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.25% (a)	25,045,939	25,046

Total Short-Term Investments (Cost $25,646)		25,646

Total Investments## (99.7%) (Cost $1,734,769)		2,242,302
Other Assets Less Liabilities (0.3%)		6,071

Net Assets (100.0%)		$2,248,373

*	Non-income producing security.
(a)	Represents 7-day effective yield as of 11/30/2016.

See Notes to Schedule of Investments

Schedule of Investments  Socially Responsive Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$2,216,656	$—	$—	$2,216,656
Short-Term Investments(a)	—	25,646	—	25,646
Total Investments	$2,216,656	$25,646	$—	$2,242,302

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
As of the period ended November 30, 2016, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Value Fund
(Unaudited) 11/30/16

	Number of Shares	Value† (000's)
Common Stocks (84.7%)

Airlines (1.1%)
Delta Air Lines, Inc.	4,890	$236

Banks (21.2%)
Bank of America Corp.	18,492	390
BB&T Corp.	4,997	226
Citigroup, Inc.	16,333	921
Commerce Bancshares, Inc.	1,006	55
JPMorgan Chase & Co.	12,382	993
KeyCorp	6,520	113
M&T Bank Corp.	2,860	412
PNC Financial Services Group, Inc.	4,470	494
SunTrust Banks, Inc.	4,100	213
Synovus Financial Corp.	1,418	55
U.S. Bancorp	4,493	223
Wells Fargo & Co.	8,206	434
		4,529
Capital Markets (7.7%)
Bank of New York Mellon Corp.	17,458	828
CME Group, Inc.	3,194	361
Goldman Sachs Group, Inc.	2,091	458
		1,647
Communications Equipment (1.2%)
Cisco Systems, Inc.	8,501	253

Construction & Engineering (0.6%)
Jacobs Engineering Group, Inc. *	2,191	136

Diversified Telecommunication Services (2.3%)
AT&T, Inc.	5,620	217
Verizon Communications, Inc.	5,560	278
		495
Electric Utilities (0.7%)
Exelon Corp.	4,359	142

Electrical Equipment (3.5%)
Eaton Corp. PLC	11,292	751

Energy Equipment & Services (1.7%)
Schlumberger Ltd.	4,407	370

Food & Staples Retailing (0.9%)
Wal-Mart Stores, Inc.	2,780	196

Health Care Equipment & Supplies (1.3%)
Medtronic PLC	2,600	190
Zimmer Biomet Holdings, Inc.	939	95
		285
Hotels, Restaurants & Leisure (4.7%)
Carnival Corp.	13,913	715
Royal Caribbean Cruises Ltd.	3,590	291
		1,006
Household Products (2.7%)
Procter & Gamble Co.	6,881	567

Industrial Conglomerates (1.7%)
General Electric Co.	11,992	369

Insurance (2.4%)
Lincoln National Corp.	5,842	375
MetLife, Inc.	2,567	141
		516
Machinery (6.0%)
Caterpillar, Inc.	6,002	574
Illinois Tool Works, Inc.	1,686	211
Joy Global, Inc.	17,637	494
		1,279
Metals & Mining (6.7%)
BHP Billiton Ltd. ADR	17,727	665
Newmont Mining Corp.	23,422	760
		1,425
Multiline Retail (1.1%)
Kohl's Corp.	1,495	81
Macy's, Inc.	836	35
Target Corp.	1,673	129
		245
Oil, Gas & Consumable Fuels (7.8%)
Cabot Oil & Gas Corp.	6,184	137
EOG Resources, Inc.	3,042	312
Exxon Mobil Corp.	10,875	949
Phillips 66	920	77
Pioneer Natural Resources Co.	1,054	201
		1,676
Pharmaceuticals (3.8%)
Merck & Co., Inc.	6,144	376
Pfizer, Inc.	13,830	444
		820
Semiconductors & Semiconductor Equipment (0.8%)
ASML Holding NV	62	7
Intel Corp.	1,020	35
NXP Semiconductors NV *	1,305	129
		171
Software (0.2%)
CA, Inc.	1,068	34

Technology Hardware, Storage & Peripherals (1.9%)
Western Digital Corp.	6,515	415

Textiles, Apparel & Luxury Goods (2.7%)
Ralph Lauren Corp.	5,550	581

Total Common Stocks (Cost $16,088)		18,144

Short-Term Investment (13.1%)

Investment Company (13.1%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.25% (a) (Cost $2,798)	2,798,009	2,798

Total Investments## (97.8%) (Cost $18,886)		20,942
Other Assets Less Liabilities (2.2%)		464

Total Net Assets (100.0%)		$21,406

*	Non-income producing security.
(a)	Represents 7-day effective yield as of 11/30/2016.

See Notes to Schedule of Investments

Schedule of Investments  Value Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2016:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$18,144	$—	$—	$18,144
Short-Term Investment	—	2,798	—	2,798
Total Investments	$18,144	$2,798	$—	$20,942

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
As of the period ended  November 30, 2016, no securities were transferred from one level (as of August 31, 2016) to another.

See Notes to Schedule of Investments

November 30, 2016

Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Dividend Growth Fund (“Dividend Growth”), Neuberger Berman Emerging Markets Equity Fund (“Emerging Markets Equity”), Neuberger Berman Equity Income Fund (“Equity Income”), Neuberger Berman Focus Fund (“Focus”), Neuberger Berman Genesis Fund (“Genesis”), Neuberger Berman Global Equity Fund (“Global Equity”), Neuberger Berman Global Real Estate Fund ("Global Real Estate"),  Neuberger Berman Greater China Equity Fund ("Greater China Equity"), Neuberger Berman Guardian Fund (“Guardian”), Neuberger Berman International Equity Fund (“International Equity”), Neuberger Berman International Select Fund (“International Select”), Neuberger Berman Intrinsic Value Fund (“Intrinsic Value”), Neuberger Berman Large Cap Value Fund (“Large Cap Value”), Neuberger Berman Mid Cap Growth Fund (“Mid Cap Growth”), Neuberger Berman Mid Cap Intrinsic Value Fund (“Mid Cap Intrinsic Value”), Neuberger Berman Multi-Cap Opportunities Fund (“Multi-Cap Opportunities”), Neuberger Berman Real Estate Fund (“Real Estate”), Neuberger Berman Small Cap Growth Fund (“Small Cap Growth”), Neuberger Berman Socially Responsive Fund (“Socially Responsive”) and Neuberger Berman Value Fund (“Value”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, exchange-traded funds, preferred stocks, exchange-traded options purchased and options written, convertible preferred stocks and rights, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions (generally Level 2 inputs).
Other Level 2 inputs used by independent pricing services to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The value of participatory notes is determined by Management by obtaining valuations from independent pricing services based on the underlying equity security and applicable exchange rate (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange (“NYSE”) is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
##	At November 30, 2016, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dividend Growth	$19,625	$3,325	$412	$2,913
Emerging Markets Equity	416,947	64,795	37,603	27,192
Equity Income	1,447,639	239,238	13,506	225,732
Focus	636,194	90,050	26,799	63,251
Genesis	5,892,722	5,139,112	113,171	5,025,941
Global Equity	4,000	436	336	100
Global Real Estate	2,621	56	230	(174)
Greater China Equity	78,367	4,938	3,068	1,870
Guardian	1,019,681	130,632	23,031	107,601
International Equity	1,415,276	142,703	126,237	16,466
International Select	211,025	25,777	18,681	7,096

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Intrinsic Value	621,910	115,766	37,455	78,311
Large Cap Value	1,282,177	173,815	16,553	157,262
Mid Cap Growth	864,944	231,107	12,623	218,484
Mid Cap Intrinsic Value	76,854	17,777	3,662	14,115
Multi-Cap Opportunities	1,317,368	511,124	11,269	499,855
Real Estate	581,606	31,989	15,923	16,066
Small Cap Growth	58,225	9,630	1,110	8,520
Socially Responsive	1,735,204	533,531	26,433	507,098
Value	19,417	1,736	211	1,525

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: January 27, 2017

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: January 27, 2017